Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.61%
Alabama: 3.03%
Airport revenue: 0.05%
Birmingham Airport Authority (BAM Insured)	4.00%	7-1-2036	$500,000	$512,448
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2037	500,000	511,249
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2038	400,000	407,627
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2029	750,000	831,963
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2030	500,000	562,034
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2032	600,000	669,947
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2033	650,000	724,543
				4,219,811
Education revenue: 0.15%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50	10-1-2054	6,700,000	7,194,981
Jacksonville Public Educational Building Authority Foundation Project Series A (AGM Insured)	5.25	8-1-2048	4,500,000	4,918,467
				12,113,448
Health revenue: 0.33%
Alabama Special Care Facilities Financing Authority-Birmingham Ascension Health Credit Group Series B	5.00	11-15-2046	11,000,000	11,175,400
Health Care Authority for Baptist Health Series A	5.00	11-15-2031	11,970,000	13,196,972
UAB Medicine Finance Authority Obligated Group Series B	5.00	9-1-2034	1,000,000	1,080,542
UAB Medicine Finance Authority Obligated Group Series B	5.00	9-1-2035	1,000,000	1,075,726
				26,528,640
Housing revenue: 0.10%
Huntsville Public Building Authority	5.00	2-1-2052	7,000,000	7,483,358
Tax revenue: 0.13%
Birmingham-Jefferson Civic Center Authority Series A	5.00	7-1-2048	10,000,000	10,338,674
Utilities revenue: 2.23%
Black Belt Energy Gas Districtøø	4.00	6-1-2051	5,500,000	5,661,956
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	2,000,000	2,203,615
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	22,750,000	24,760,770
Black Belt Energy Gas District Series Cøø	5.50	10-1-2054	4,750,000	5,296,396
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	23,000,000	24,668,682
Lower Alabama Gas Districtøø	4.00	12-1-2050	20,590,000	20,708,518
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	20,000,000	21,976,808
Southeast Alabama Gas Supply District Series Aøø	5.00	8-1-2054	16,000,000	17,386,424
Southeast Energy Authority A Cooperative District Project No. 1 Series Aøø	4.00	11-1-2051	2,465,000	2,505,959
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	3,000,000	3,054,051
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	25,000,000	26,938,435
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 1

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00%	1-1-2054	$18,000,000	$19,384,470
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0560 (Morgan Stanley Bank LIQ)144Aø	3.25	5-1-2055	3,360,000	3,360,000
				177,906,084
Water & sewer revenue: 0.04%
Madison Water & Wastewater Board	5.25	12-1-2053	2,500,000	2,786,657
				241,376,672
Alaska: 0.05%
Health revenue: 0.05%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	4.00	10-1-2036	2,000,000	2,017,488
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2033	1,930,000	2,070,628
				4,088,116
Arizona: 1.08%
Education revenue: 0.17%
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2029	2,905,000	2,912,675
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2041	3,195,000	2,965,303
IDA of the County of Pima Noah Webster Schools-Mesa Series A	7.00	12-15-2043	3,225,000	3,228,965
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,085,000	1,092,873
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.88	6-15-2048	2,435,000	2,439,795
Sierra Vista IDA American Leadership Academy, Inc.144A%%	5.00	6-15-2044	1,000,000	1,017,468
				13,657,079
GO revenue: 0.05%
Maricopa County Special Health Care District Series D	4.00	7-1-2035	3,500,000	3,676,651
Health revenue: 0.22%
IDA of the City of Phoenix Arizona Mayo Clinic Arizona Series A (Bank of America N.A. SPA)ø	3.75	11-15-2052	2,000,000	2,000,000
Maricopa County IDA Banner Health Obligated Group Series A	4.00	1-1-2041	15,750,000	15,785,239
				17,785,239
Housing revenue: 0.07%
City of Phoenix Civic Improvement Corp. Airport Revenue Series B AMT	5.00	7-1-2044	5,570,000	5,786,269
Industrial development revenue: 0.12%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	5,000,000	5,063,890
Maricopa County IDA Commercial Metals Co. AMT144A	4.00	10-15-2047	4,000,000	3,666,930
Maricopa County Pollution Control Corp. Southern California Edison Co.	2.40	6-1-2035	1,000,000	860,168
				9,590,988
See accompanying notes to portfolio of investments
2 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.42%
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	4.00%	7-1-2040	$3,000,000	$3,000,837
City of Phoenix Civic Improvement Corp. Excise Tax Revenue Series A	5.00	7-1-2034	13,875,000	14,069,933
City of Phoenix Civic Improvement Corp. Water System Revenue	5.00	7-1-2034	8,805,000	9,118,373
Navajo Nation Series A144A	5.50	12-1-2030	7,275,000	7,402,804
				33,591,947
Water & sewer revenue: 0.03%
City of Mesa Utility System Revenue	4.00	7-1-2042	1,000,000	1,015,433
City of Mesa Utility System Revenue	4.00	7-1-2043	1,000,000	1,011,681
				2,027,114
				86,115,287
Arkansas: 0.03%
Miscellaneous revenue: 0.03%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2038	1,170,000	1,177,952
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2039	1,000,000	1,003,527
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2040	500,000	502,178
				2,683,657
California: 4.44%
Airport revenue: 1.47%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B AMT	5.25	7-1-2054	6,500,000	7,074,699
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2034	1,465,000	1,538,805
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2046	7,000,000	7,428,809
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2041	2,500,000	2,794,490
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2042	2,000,000	2,226,701
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2048	18,000,000	18,891,490
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2034	1,750,000	1,788,043
City of Los Angeles Department of Airports Series D AMT	4.00	5-15-2051	8,285,000	8,040,901
City of Los Angeles Department of Airports Series G AMT	5.25	5-15-2047	3,000,000	3,246,917
City of Los Angeles Department of Airports Series H AMT	5.00	5-15-2047	1,750,000	1,860,363
City of Los Angeles Department of Airports Series H AMT	5.50	5-15-2047	5,000,000	5,495,081
Port of Oakland Series H AMT	5.00	5-1-2026	2,500,000	2,579,882
Port of Oakland Series H AMT	5.00	5-1-2029	1,875,000	2,028,603
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	4.00	5-1-2052	1,500,000	1,428,554
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2052	3,000,000	3,175,111
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.25	5-1-2042	6,390,000	6,602,720
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT	5.00	5-1-2046	40,000,000	40,496,528
				116,697,697
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 3

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.01%
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00%	8-1-2042	$1,000,000	$1,023,784
GO revenue: 0.84%
Alhambra Unified School District Series B (AGC Insured)¤	0.00	8-1-2031	7,500,000	6,209,295
Alhambra Unified School District Series B (AGM Insured)¤	0.00	8-1-2031	2,175,000	1,800,696
Alhambra Unified School District Series B (AGM Insured)¤	0.00	8-1-2032	3,795,000	3,036,876
Alhambra Unified School District Series B (AGM Insured)¤	0.00	8-1-2034	5,000,000	3,731,042
Alhambra Unified School District Series B (AGM Insured)¤	0.00	8-1-2035	6,700,000	4,811,206
Colton Joint Unified School District Series B (AGM Insured)¤	0.00	8-1-2031	1,000,000	821,239
Colton Joint Unified School District Series B (AGM Insured)¤	0.00	8-1-2032	1,000,000	792,851
Colton Joint Unified School District Series B (AGM Insured)¤	0.00	8-1-2033	1,000,000	765,295
Compton Community College District Series C CAB¤	0.00	8-1-2032	2,515,000	1,989,410
Compton Community College District Series C CAB¤	0.00	8-1-2033	2,000,000	1,526,600
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2030	2,000,000	1,705,781
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2031	2,000,000	1,646,809
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2032	1,660,000	1,318,967
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2033	1,230,000	942,898
Los Angeles Unified School District Series QRR%%	4.00	7-1-2049	5,000,000	5,050,551
Ontario Montclair School District (AGC Insured)¤	0.00	8-1-2028	1,500,000	1,349,214
Ontario Montclair School District (AGC Insured)¤	0.00	8-1-2030	2,000,000	1,686,129
San Diego Unified School District Series C¤	0.00	7-1-2031	2,000,000	1,666,105
San Diego Unified School District Series C¤	0.00	7-1-2033	1,000,000	778,913
San Diego Unified School District Series C¤	0.00	7-1-2034	2,000,000	1,505,605
San Diego Unified School District Series I	4.00	7-1-2047	12,000,000	11,935,106
State of California	4.00	8-1-2038	4,800,000	4,850,250
Whittier City School District Series C	5.25	8-1-2046	4,850,000	5,097,912
Wiseburn School District Series B (AGM Insured)¤	0.00	8-1-2034	2,530,000	1,868,177
				66,886,927
Health revenue: 0.41%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2044	10,000,000	10,023,877
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	3,000,000	3,115,414
California Statewide CDA CommonSpirit Health Obligated Group Series E (AGM Insured)€	6.00	7-1-2040	11,775,000	11,775,000
Regents of the University of California Medical Center Pooled Revenue Series L	4.00	5-15-2037	7,525,000	7,570,936
				32,485,227
Housing revenue: 0.38%
California Community Housing Agency Serenity at Larkspur Apartments Series A144A	5.00	2-1-2050	1,000,000	791,082
California Housing Finance Agency Found Middle LP Series L (Goldman Sachs Bank USA LOC)144Aø	1.70	12-1-2027	5,655,000	5,655,000
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	2,993,919	3,073,675
California Statewide CDA Community Improvement Authority Pasadena Portfolio Series B144A	4.00	12-1-2056	1,500,000	1,165,228
Ontario PFA Series A (AGM Insured)	5.00	11-1-2047	2,750,000	3,034,182
Pasadena PFA Series A¤	0.00	3-1-2027	2,095,000	1,960,841
See accompanying notes to portfolio of investments
4 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Pasadena PFA Series A¤	0.00%	3-1-2028	$4,450,000	$4,050,994
Pasadena PFA Series A¤	0.00	3-1-2029	4,520,000	3,998,835
Pasadena PFA Series A¤	0.00	3-1-2031	2,185,000	1,806,058
Pasadena PFA Series A¤	0.00	3-1-2032	2,000,000	1,592,870
Pasadena PFA Series A¤	0.00	3-1-2033	4,295,000	3,294,773
				30,423,538
Miscellaneous revenue: 0.09%
Hayward Unified School District COP	5.25	8-1-2047	5,000,000	5,193,756
Mesa Water District COP	4.00	3-15-2039	500,000	525,329
Mesa Water District COP	4.00	3-15-2040	500,000	520,866
Mesa Water District COP	4.00	3-15-2045	1,200,000	1,216,704
				7,456,655
Tax revenue: 0.01%
San Diego County Regional Transportation Commission Series A	5.00	4-1-2048	915,000	938,419
Tobacco revenue: 0.01%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2039	500,000	505,676
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2040	300,000	302,015
				807,691
Transportation revenue: 0.40%
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	4.40	4-1-2036	23,545,000	23,728,197
Foothill-Eastern Transportation Corridor Agency Series C	4.00	1-15-2043	8,500,000	8,483,633
				32,211,830
Utilities revenue: 0.82%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	15,000,000	16,094,278
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	2,360,000	2,433,595
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	15,000,000	16,205,740
California Community Choice Financing Authority Series Føø	5.50	10-1-2054	11,435,000	12,793,462
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2039	450,000	493,348
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2040	375,000	409,308
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2041	420,000	456,405
City of Victorville Electric Revenue Series A	5.00	5-1-2036	1,210,000	1,378,472
City of Victorville Electric Revenue Series A	5.00	5-1-2037	1,005,000	1,141,446
Los Angeles Department of Water & Power System Revenue Series A-4 (Bank of America N.A. SPA)ø	2.95	7-1-2035	1,000,000	1,000,000
M-S-R Energy Authority Series B	6.13	11-1-2029	11,895,000	12,762,474
				65,168,528
				354,100,296
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 5

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado: 3.92%
Airport revenue: 0.50%
City & County of Denver Airport System Revenue Series A AMT	5.00%	12-1-2027	$10,000,000	$10,567,451
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2034	21,855,000	24,007,468
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2037	3,130,000	3,280,099
City & County of Denver Airport System Revenue Series B	5.25	11-15-2053	2,000,000	2,216,101
				40,071,119
Education revenue: 0.24%
Board of Governors of Colorado State University System Series E-1	5.00	3-1-2040	945,000	952,343
Colorado ECFA Alexander Dawson School LLC	5.00	2-15-2040	1,000,000	1,000,694
Colorado ECFA Aspen Ridge Preparatory School, Inc.144A	4.13	7-1-2026	250,000	250,167
Colorado ECFA Banning Lewis Ranch Academy Building Co. LLC Series B-1	6.00	12-15-2037	2,810,000	2,879,768
Colorado ECFA Banning Lewis Ranch Academy Building Co. LLC Series B-2	7.00	12-15-2046	3,940,000	4,045,614
Colorado ECFA Ben Franklin Academy	5.00	7-1-2036	750,000	756,581
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	885,000	887,260
Colorado ECFA DCS Montessori Charter School	5.00	7-15-2037	1,150,000	1,151,645
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2051	715,000	576,638
Colorado ECFA Prospect Ridge Academy Series A	5.00	3-15-2035	2,000,000	2,133,336
Colorado ECFA Twin Peaks Charter Academy Series A	6.50	3-15-2043	1,290,000	1,292,593
Colorado ECFA Union Colony Schools	5.00	4-1-2048	715,000	726,342
Colorado ECFA University Laboratory School144A	5.00	12-15-2028	600,000	608,655
Colorado School of Mines Series A (AGM Insured)	5.25	12-1-2047	1,730,000	1,924,737
				19,186,373
GO revenue: 0.41%
Baseline Metropolitan District No. 1 Series A (AGC Insured)%%	5.00	12-1-2049	1,500,000	1,604,422
Boulder Valley School District No. RE-2 Boulder	4.13	12-1-2046	3,000,000	3,047,372
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2049	1,250,000	1,027,512
Colorado International Center Metropolitan District No. 3	4.63	12-1-2031	437,000	430,095
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	1,001,948
Grand River Hospital District (AGM Insured)	5.25	12-1-2035	1,750,000	1,848,209
Midtown Clear Creek Metropolitan District Series A (BAM Insured)	5.00	12-1-2053	3,000,000	3,189,239
Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	1,006,120
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2049	2,125,000	2,037,707
Weld County School District No. RE-4	5.25	12-1-2047	13,000,000	14,561,689
Wheatlands Metropolitan District (BAM Insured)	5.00	12-1-2030	650,000	664,415
Wiggins School District No. RE-50J Adams Morgan & Weld Counties (BAM Insured)	4.00	12-1-2046	2,335,000	2,312,517
				32,731,245
Health revenue: 0.92%
Aspen Valley Hospital District	5.00	10-15-2033	600,000	600,257
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	5,500,000	5,482,914
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2048	5,000,000	4,885,663
See accompanying notes to portfolio of investments
6 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Colorado Health Facilities Authority Christian Living Neighborhoods Obligated Group	4.00%	1-1-2042	$1,000,000	$909,880
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	4,000,000	4,169,634
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Obligated Group Series A	5.00	6-1-2040	1,000,000	1,012,773
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	4.00	5-15-2052	30,000,000	29,015,019
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	5.00	5-15-2054	24,355,000	25,960,828
Colorado Health Facilities Authority Parkview Medical Center Project Series A	4.00	9-1-2045	500,000	541,503
Colorado Health Facilities Authority Sunny Vista Living Center Obligated Group Series A144A	5.00	12-1-2025	290,000	262,130
Denver Health & Hospital Authority Series A144A	5.00	12-1-2034	500,000	516,068
				73,356,669
Miscellaneous revenue: 0.80%
City of Westminster Series A	5.00	12-1-2035	2,000,000	2,045,047
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	12-31-2029	2,705,000	2,736,249
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2030	3,115,000	3,143,430
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2031	665,000	669,667
Denver City & County School District No. 1 Series B COP	5.00	12-15-2035	1,000,000	1,023,245
Denver City & County School District No. 1 Series B COP	5.00	12-15-2045	1,200,000	1,220,746
E-470 Public Highway Authority Series A (NPFGC Insured)¤	0.00	9-1-2034	4,000,000	2,796,882
Park Creek Metropolitan District Westerly Creek District Service Area Series A	5.00	12-1-2045	500,000	505,338
State of Colorado COP	6.00	12-15-2039	4,225,000	5,095,849
State of Colorado COP	6.00	12-15-2041	17,500,000	20,904,747
State of Colorado Series A COP	4.00	12-15-2038	8,150,000	8,340,436
State of Colorado Series A COP	4.00	12-15-2039	3,250,000	3,316,195
State of Colorado Series N	4.00	3-15-2043	7,900,000	7,927,128
Westminster Public Schools COP (AGM Insured)	5.00	12-1-2048	3,500,000	3,648,634
				63,373,593
Tax revenue: 0.74%
City & County of Denver Pledged Excise Tax Revenue Series A	5.00	8-1-2044	3,000,000	3,080,107
Regional Transportation District Sales Tax Revenue FasTracks Project Series A##	5.00	11-1-2041	50,945,000	52,625,207
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2039	800,000	812,470
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2031	500,000	550,704
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2031	500,000	549,666
Thornton Development Authority East 144th Avenue I-25 Project Series B	5.00	12-1-2034	1,375,000	1,378,623
				58,996,777
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 7

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.10%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75%	1-1-2044	$3,360,000	$3,368,968
E-470 Public Highway Authority Series A	5.00	9-1-2034	1,300,000	1,449,058
E-470 Public Highway Authority Series A	5.00	9-1-2035	1,250,000	1,386,706
E-470 Public Highway Authority Series A	5.00	9-1-2036	1,400,000	1,548,231
				7,752,963
Utilities revenue: 0.17%
Public Authority for Colorado Energy	6.50	11-15-2038	10,495,000	13,158,153
Water & sewer revenue: 0.04%
Central Weld County Water District (AGM Insured)	4.00	12-1-2035	800,000	841,061
Central Weld County Water District (AGM Insured)	4.00	12-1-2037	400,000	416,002
Central Weld County Water District (AGM Insured)	4.00	12-1-2038	400,000	413,368
Central Weld County Water District (AGM Insured)	4.00	12-1-2039	450,000	462,966
Central Weld County Water District (AGM Insured)	4.00	12-1-2040	500,000	511,932
City of Boulder Water & Sewer Revenue	5.00	12-1-2043	125,000	143,371
East Cherry Creek Valley Water & Sanitation District	5.00	11-15-2032	750,000	767,610
				3,556,310
				312,183,202
Connecticut: 0.89%
Education revenue: 0.27%
Connecticut State HEFA Quinnipiac University Series N	5.00	7-1-2048	5,000,000	5,376,876
Connecticut State HEFA Trustees of Trinity College Series R	4.00	6-1-2045	2,500,000	2,486,155
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2037	950,000	1,043,791
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2038	1,000,000	1,090,447
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2039	1,600,000	1,733,483
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2040	1,100,000	1,180,000
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2032	550,000	555,713
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2033	605,000	609,754
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2034	450,000	452,401
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	3.25	11-15-2036	1,255,000	1,164,919
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	5.00	11-15-2027	610,000	636,929
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	5.00	11-15-2028	530,000	564,171
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	5.00	11-15-2029	475,000	506,033
University of Connecticut Series A	5.00	2-15-2039	1,510,000	1,649,124
University of Connecticut Series A	5.00	2-15-2040	2,500,000	2,720,473
				21,770,269
GO revenue: 0.11%
City of Bridgeport Series A	4.00	6-1-2039	1,750,000	1,780,204
City of New Britain Series A (BAM Insured)	5.00	3-1-2047	1,855,000	1,996,315
See accompanying notes to portfolio of investments
8 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of New Haven Series A (AGM Insured)	5.00%	8-1-2039	$3,000,000	$3,180,378
State of Connecticut Series B	5.00	6-1-2041	1,250,000	1,373,397
				8,330,294
Health revenue: 0.14%
Connecticut State HEFA Children’s Medical Center Obligated Group Series E	5.25	7-15-2048	3,700,000	4,068,676
Connecticut State HEFA McLean Affiliates Obligated Group Series A144A	5.00	1-1-2045	1,000,000	941,401
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2032	2,705,000	3,056,853
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2033	3,000,000	3,268,373
				11,335,303
Tax revenue: 0.37%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2040	1,700,000	1,849,826
State of Connecticut Special Tax Revenue Series A	5.25	7-1-2043	3,000,000	3,407,964
State of Connecticut Special Tax Revenue Series A (AGM Insured)	4.00	5-1-2038	5,000,000	5,237,126
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2036	5,000,000	5,360,989
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2037	7,500,000	8,030,643
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2039	2,000,000	2,070,999
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2040	3,500,000	3,618,076
				29,575,623
				71,011,489
Delaware: 0.15%
Education revenue: 0.03%
County of Kent Charter School, Inc. Series A	4.00	5-1-2041	2,680,000	2,363,163
Transportation revenue: 0.12%
Delaware River & Bay Authority	4.00	1-1-2039	650,000	670,025
Delaware River & Bay Authority	4.00	1-1-2040	485,000	496,400
Delaware River & Bay Authority	4.00	1-1-2041	320,000	326,033
Delaware River & Bay Authority	4.00	1-1-2042	550,000	558,184
Delaware River & Bay Authority	4.00	1-1-2046	1,000,000	1,005,784
Delaware River & Bay Authority	5.00	1-1-2039	450,000	502,122
Delaware River & Bay Authority	5.00	1-1-2040	465,000	516,209
Delaware River & Bay Authority	5.00	1-1-2041	500,000	552,593
Delaware River & Bay Authority	5.00	1-1-2042	520,000	573,026
Delaware Transportation Authority US 301 Project Revenue	5.00	6-1-2055	3,950,000	3,980,052
				9,180,428
				11,543,591
District of Columbia: 1.16%
Airport revenue: 0.20%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00	10-1-2038	2,500,000	2,514,036
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 9

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00%	10-1-2039	$3,405,000	$3,409,070
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2032	5,000,000	5,477,480
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.25	10-1-2046	3,890,000	4,267,051
				15,667,637
Education revenue: 0.02%
District of Columbia Two Rivers Public Charter School, Inc.	5.00	6-1-2050	1,500,000	1,505,864
GO revenue: 0.26%
District of Columbia Series A	5.00	6-1-2037	5,000,000	5,228,693
District of Columbia Series A	5.00	10-15-2044	10,000,000	10,605,148
District of Columbia Series D	4.00	2-1-2046	4,660,000	4,660,819
				20,494,660
Health revenue: 0.09%
District of Columbia Children’s National Medical Center Obligated Group	5.00	7-15-2044	7,575,000	7,666,676
Housing revenue: 0.48%
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2045	1,000,000	1,000,437
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2046	3,540,000	3,484,581
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.00	7-15-2054	4,250,000	4,641,719
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.00	7-15-2056	26,550,000	28,997,089
				38,123,826
Miscellaneous revenue: 0.03%
Washington Convention & Sports Authority Series A	4.00	10-1-2036	670,000	690,653
Washington Convention & Sports Authority Series A	4.00	10-1-2037	1,115,000	1,146,494
Washington Convention & Sports Authority Series A	4.00	10-1-2039	640,000	651,886
				2,489,033
Tax revenue: 0.08%
District of Columbia Income Tax Revenue Series A	5.25	5-1-2048	3,000,000	3,364,855
Washington Convention & Sports Authority Series B	4.00	10-1-2037	1,000,000	1,028,246
Washington Convention & Sports Authority Series B	4.00	10-1-2038	1,000,000	1,023,060
Washington Convention & Sports Authority Series B	4.00	10-1-2039	1,000,000	1,018,572
				6,434,733
				92,382,429
Florida: 7.56%
Airport revenue: 2.42%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2034	1,750,000	1,871,932
See accompanying notes to portfolio of investments
10 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
County of Broward Airport System Revenue Series A AMT	5.00%	10-1-2036	$12,440,000	$12,585,720
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2038	2,000,000	2,116,989
County of Broward Airport System Revenue Series Q-1	4.00	10-1-2042	4,800,000	4,774,522
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2044	7,300,000	7,093,775
County of Lee Airport Revenue AMT (AGC Insured)%%	5.25	10-1-2054	4,500,000	4,913,346
County of Miami-Dade Aviation Revenue AMT	5.00	10-1-2030	11,000,000	11,012,212
County of Miami-Dade Aviation Revenue AMT	5.00	10-1-2032	14,000,000	14,015,543
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2038	3,250,000	3,291,977
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2041	1,500,000	1,495,416
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2033	5,000,000	5,005,551
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	18,750,000	19,314,351
County of Miami-Dade Aviation Revenue Series B AMT	5.00	10-1-2040	18,000,000	18,459,454
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	2,000,000	2,143,118
Greater Orlando Aviation Authority Series A AMT	5.00	10-1-2046	3,000,000	3,122,439
Hillsborough County Aviation Authority Series A AMT	5.00	10-1-2048	7,000,000	7,183,822
Hillsborough County Aviation Authority Series B AMT	5.50	10-1-2049	20,000,000	22,533,292
Hillsborough County Aviation Authority Series E AMT	5.00	10-1-2048	10,000,000	10,299,655
Hillsborough County Aviation Authority Series F	5.00	10-1-2048	20,570,000	21,533,433
Jacksonville Port Authority Series B	5.00	11-1-2044	4,080,000	4,289,382
Jacksonville Port Authority Series B	5.00	11-1-2048	9,870,000	10,346,988
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0443 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	3.22	4-1-2038	5,315,000	5,315,000
				192,717,917
Education revenue: 0.46%
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2054	1,200,000	1,209,856
Capital Projects Finance Authority Series A144A	7.00	6-15-2030	10,500,000	11,026,873
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	5.00	6-15-2039	3,610,000	3,615,340
Capital Trust Authority IDEA Florida, Inc. Series A144A	6.25	6-15-2053	4,950,000	5,217,971
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,380,000	1,407,670
Florida Development Finance Corp. Cornerstone Charter Academy: A Challenge Foundation Academy, Inc.144A	5.00	10-1-2042	1,605,000	1,623,961
Florida Higher Educational Facilities Financial Authority Jacksonville University Series A-1144A	5.00	6-1-2048	2,000,000	1,976,344
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00	10-15-2044	6,500,000	6,833,305
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00	10-15-2049	4,000,000	4,182,081
				37,093,401
GO revenue: 0.56%
City of Doral Parks & Recreation Project	4.00	7-1-2042	3,610,000	3,650,598
City of Miami Beach Series A	5.25	5-1-2053	7,000,000	7,711,378
County of Miami-Dade Series 2014-A	5.00	7-1-2043	12,935,000	13,262,994
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 11

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
County of Miami-Dade Series A	4.00%	7-1-2042	$5,000,000	$5,037,953
School Board of Miami-Dade County	5.00	3-15-2046	15,000,000	15,332,499
				44,995,422
Health revenue: 1.24%
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	5,000,000	5,006,393
City of Jacksonville Baptist Health System Obligated Group Series Eø	3.15	8-1-2036	1,420,000	1,420,000
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	3,500,000	3,289,082
City of Lakeland Regional Health Systems Obligated Group	5.00	11-15-2044	4,000,000	4,422,352
City of Lakeland Regional Health Systems Obligated Group	5.00	11-15-2045	3,500,000	3,863,703
City of Tampa BayCare Obligated Group Series A	4.00	11-15-2046	3,000,000	2,896,191
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00	7-1-2038	1,025,000	1,040,625
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00	7-1-2045	2,500,000	2,432,908
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2040	700,000	751,146
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.25	8-1-2049	6,000,000	6,451,541
Hillsborough County IDA BayCare Obligated Group Series C	4.13	11-15-2051	5,000,000	4,910,935
Holmes County Hospital Corp.	6.00	11-1-2038	2,500,000	2,286,150
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	11,265,000	11,743,422
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	5,500,000	5,689,872
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2044	2,525,000	2,770,267
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	5,290,000	5,681,474
Lee Memorial Health System Obligated Group Series Bø	3.74	4-1-2049	10,000,000	10,000,000
Miami-Dade County Health Facilities Authority Series A (AGM Insured)	4.00	8-1-2046	5,000,000	4,899,958
Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	10,355,000	11,051,595
South Broward Hospital District Obligated Group	4.00	5-1-2048	2,120,000	2,052,450
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	5,000,000	4,878,785
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2046	1,500,000	1,257,150
				98,795,999
Housing revenue: 0.20%
City of Orlando Series B	5.00	10-1-2033	1,525,000	1,527,501
City of Orlando Series B	5.00	10-1-2035	1,680,000	1,682,584
City of Orlando Series B	5.00	10-1-2036	1,765,000	1,767,685
County of Hillsborough	5.00	10-1-2038	8,000,000	8,126,810
Florida Housing Finance Corp. Journet Place LP Series 1144A	7.60	12-15-2047	745,000	783,288
Florida Housing Finance Corp. Villa Capri III Associates Ltd.	7.60	12-15-2042	2,380,000	2,384,139
				16,272,007
See accompanying notes to portfolio of investments
12 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.14%
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00%	6-1-2032	$3,500,000	$3,125,614
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	7,500,000	7,821,846
				10,947,460
Miscellaneous revenue: 0.90%
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	15,000,000	14,749,826
County of Miami-Dade Series A	5.00	4-1-2051	25,000,000	27,188,073
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.00	9-1-2048	1,000,000	1,071,801
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.50	9-1-2044	875,000	984,062
Duval County Public Schools Series A (AGM Insured)	5.00	7-1-2034	2,000,000	2,217,798
Duval County Public Schools Series A (AGM Insured)	5.00	7-1-2035	3,000,000	3,319,757
Indigo Community Development District Special Assessment Series C	7.00	5-1-2030	2,536,248	1,585,155
Julington Creek Plantation Community Development District Series 2023 Assessment (AGM Insured)	4.38	5-1-2045	1,000,000	1,015,452
Julington Creek Plantation Community Development District Series 2023 Assessment (AGM Insured)	4.63	5-1-2054	3,000,000	3,061,677
Lakeside Plantation Community Development District Special Assessment Series A	6.95	5-1-2031	701,000	702,410
Marshall Creek Community Development District Series 2002 Special Assessment	5.00	5-1-2032	1,300,000	1,300,415
Marshall Creek Community Development District Series 2016 Special Assessment	6.32	5-1-2045	110,000	110,891
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00	7-1-2039	2,000,000	2,037,226
St. Johns County School Board Series A (AGM Insured)	5.25	7-1-2047	5,000,000	5,551,671
St. Johns County School Board Series A (AGM Insured)	5.50	7-1-2049	3,000,000	3,398,898
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	5.00	5-1-2043	2,000,000	2,084,529
Village Community Development District No. 15 Series 2024, Special Assessment144A%%	4.55	5-1-2044	1,000,000	1,014,791
				71,394,432
Tax revenue: 0.07%
County of Lee Local Option Gas Tax Revenue	5.25	8-1-2049	5,000,000	5,425,781
Transportation revenue: 0.52%
Central Florida Expressway Authority (AGM Insured)	4.00	7-1-2039	6,070,000	6,291,752
Central Florida Expressway Authority Series A (AGC Insured)	5.00	7-1-2049	6,000,000	6,583,802
Central Florida Expressway Authority Series A (AGC Insured)	5.00	7-1-2054	7,500,000	8,169,895
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2044	4,250,000	4,455,694
Miami-Dade County Expressway Authority Series A	5.00	7-1-2040	8,040,000	8,067,994
Miami-Dade County Expressway Authority Series A	5.00	7-1-2044	3,500,000	3,501,322
Sunshine Skyway Bridge Series A (AGM Insured)	4.00	7-1-2038	4,185,000	4,274,589
				41,345,048
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 13

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.05%
City of Lakeland Department of Electric Utilities	5.00%	10-1-2048	$1,250,000	$1,482,489
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2038	1,000,000	1,113,500
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2042	1,000,000	1,099,933
				3,695,922
Water & sewer revenue: 1.00%
County of Manatee Public Utilities Revenue	4.00	10-1-2048	3,345,000	3,324,258
County of Miami-Dade Water & Sewer System Revenue	4.00	10-1-2046	8,100,000	8,075,144
County of Miami-Dade Water & Sewer System Revenue Series A	5.25	10-1-2054	4,715,000	5,256,039
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	2,789,057
JEA Water & Sewer System Revenue Series A	5.50	10-1-2054	10,000,000	11,293,965
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AGM Insured)	5.25	10-1-2048	2,605,000	2,851,041
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AGM Insured)	5.25	10-1-2053	4,000,000	4,375,128
North Sumter County Utility Dependent District	5.00	10-1-2049	3,250,000	3,371,210
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2044	7,000,000	7,362,055
Tampa Bay Water Series A%%	5.25	10-1-2054	20,000,000	22,428,714
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2046	8,250,000	8,811,065
				79,937,676
				602,621,065
Georgia: 2.43%
Education revenue: 0.16%
Development Authority of Cobb County Learning Center Foundation of Central Cobb, Inc. Series A	6.38	7-1-2025	1,705,000	1,364,000
Development Authority of Cobb County Northwest Classical Academy, Inc. Series A144A	5.20	6-15-2033	850,000	880,834
Private Colleges & Universities Authority Emory University Series B	5.00	9-1-2048	4,000,000	4,256,930
Private Colleges & Universities Authority Mercer University	5.00	10-1-2040	5,000,000	5,055,102
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	6.25	7-1-2044	1,490,000	1,492,147
				13,049,013
Health revenue: 0.13%
Brookhaven Development Authority Children’s Healthcare of Atlanta Obligated Group Series A	5.00	7-1-2038	1,500,000	1,617,431
Cobb County Hospital Authority WellStar Health System Obligated Group (Truist Bank LOC)ø	3.18	4-1-2034	4,000,000	4,000,000
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2047	2,250,000	2,292,698
Glynn-Brunswick Memorial Hospital Authority Southeast Georgia Health System Obligated Group	5.00	8-1-2034	2,580,000	2,596,053
				10,506,182
See accompanying notes to portfolio of investments
14 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.29%
Georgia HFA Series A	4.60%	12-1-2049	$12,000,000	$12,168,002
Roswell Housing Authority (Northern Trust Company LOC)ø	3.56	9-1-2027	11,000,000	11,000,000
				23,168,002
Industrial development revenue: 0.04%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	3,000,000	2,893,698
Tax revenue: 0.03%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	2,000,000	2,068,522
Utilities revenue: 1.78%
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00	3-1-2040	1,000,000	1,006,798
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00	3-1-2041	1,000,000	1,001,089
Development Authority of Burke County Georgia Power Co. Series 1995	2.20	10-1-2032	1,500,000	1,261,978
Development Authority of Monroe County Georgia Power Co. Series 2øø	3.88	10-1-2048	3,000,000	3,041,689
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	8,500,000	8,604,276
Main Street Natural Gas, Inc. Series A	5.00	6-1-2030	1,000,000	1,074,381
Main Street Natural Gas, Inc. Series A	5.00	5-15-2032	3,745,000	3,932,027
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	16,000,000	17,083,568
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	17,200,000	18,801,062
Main Street Natural Gas, Inc. Series B	5.00	6-1-2027	1,700,000	1,779,039
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,900,000	3,073,726
Main Street Natural Gas, Inc. Series B	5.00	6-1-2029	3,300,000	3,536,270
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	9,215,000	9,975,882
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	30,000,000	29,953,845
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	14,500,000	15,489,096
Main Street Natural Gas, Inc. Series E-1øø	5.00	12-1-2053	1,550,000	1,687,877
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2037	1,100,000	1,161,277
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2038	1,100,000	1,159,431
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.25	7-1-2064	8,000,000	8,634,743
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (BAM Insured)	5.00	1-1-2049	5,000,000	5,182,483
Municipal Electric Authority of Georgia Projects One Subordinated B Series A	4.00	1-1-2040	1,075,000	1,084,139
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	3,580,000	3,750,137
				142,274,813
				193,960,230
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 15

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Guam: 0.09%
Airport revenue: 0.04%
Antonio B Won Pat International Airport Authority Series A AMT	5.25%	10-1-2035	$530,000	$579,257
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2036	1,000,000	1,091,161
Antonio B Won Pat International Airport Authority Series A AMT	5.38	10-1-2043	750,000	811,198
Port Authority of Guam Series B AMT	5.00	7-1-2030	500,000	524,592
				3,006,208
Housing revenue: 0.00%
Guam Housing Corp. Series A (FHLMC Insured)	5.75	9-1-2031	45,000	45,043
Miscellaneous revenue: 0.03%
Territory of Guam Series F	4.00	1-1-2042	2,750,000	2,713,098
Water & sewer revenue: 0.02%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,600,000	1,665,536
				7,429,885
Hawaii: 0.35%
Airport revenue: 0.35%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2034	6,800,000	7,341,254
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2041	9,500,000	9,560,168
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	7,000,000	7,172,759
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2033	1,250,000	1,290,765
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2034	875,000	898,183
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2035	625,000	638,240
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2036	300,000	304,637
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2040	425,000	432,710
				27,638,716
Idaho: 0.08%
Education revenue: 0.08%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	485,000	485,526
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25	5-1-2043	1,365,000	1,366,604
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00	6-1-2030	980,000	981,252
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00	6-1-2038	1,715,000	1,609,781
Idaho Housing & Finance Association North Star Charter School, Inc. Series A	6.75	7-1-2048	1,322,876	1,355,071
Idaho Housing & Finance Association North Star Charter School, Inc. Series B CAB144A¤	0.00	7-1-2049	1,276,564	243,936
				6,042,170
Illinois: 11.39%
Airport revenue: 0.83%
Chicago O’Hare International Airport AMT	5.00	1-1-2030	5,000,000	5,015,480
See accompanying notes to portfolio of investments
16 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25%	1-1-2041	$1,950,000	$2,197,805
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2043	1,660,000	1,856,901
Chicago O’Hare International Airport Passenger Facility Charge Revenue Series B AMT	5.00	1-1-2026	5,000,000	5,002,864
Chicago O’Hare International Airport Passenger Facility Charge Revenue Series B AMT	5.00	1-1-2032	8,000,000	8,002,993
Chicago O’Hare International Airport Series A	4.00	1-1-2035	7,500,000	7,720,496
Chicago O’Hare International Airport Series A	5.00	1-1-2034	5,000,000	5,484,369
Chicago O’Hare International Airport Series B	4.50	1-1-2056	10,000,000	10,076,404
Chicago O’Hare International Airport Series B	5.00	1-1-2039	10,250,000	10,563,584
Chicago O’Hare International Airport Series B	5.00	1-1-2053	7,500,000	7,808,708
Chicago O’Hare International Airport Series E (AGM Insured)	4.00	1-1-2039	1,500,000	1,522,639
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	1,000,000	1,027,713
				66,279,956
Education revenue: 0.36%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2042	1,250,000	1,135,732
Illinois Finance Authority Bradley University Series A	4.00	8-1-2043	750,000	701,510
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2039	1,180,000	1,313,656
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2042	1,835,000	1,996,889
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2044	1,200,000	1,295,190
Illinois Finance Authority Noble Network of Charter Schools	6.25	9-1-2039	7,955,000	7,966,753
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2036	1,500,000	1,796,508
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2037	1,350,000	1,629,093
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2038	1,500,000	1,814,948
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	2,385,000	2,660,237
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2035	500,000	503,701
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2037	1,000,000	1,003,304
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	549,307
University of Illinois Auxiliary Facilities System Series A (NPFGC Insured)¤	0.00	4-1-2026	2,355,000	2,251,300
University of Illinois Auxiliary Facilities System Series A (NPFGC Insured)¤	0.00	4-1-2027	2,435,000	2,262,117
				28,880,245
GO revenue: 3.47%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	10,000,000	11,149,101
Chicago Board of Education Series A	5.00	12-1-2035	6,630,000	6,960,293
Chicago Board of Education Series A	5.00	12-1-2036	6,000,000	6,276,016
Chicago Board of Education Series A	5.00	12-1-2040	2,000,000	2,063,838
Chicago Board of Education Series A	5.00	12-1-2042	6,555,000	6,554,561
Chicago Board of Education Series B-1 (NPFGC Insured)¤	0.00	12-1-2025	3,380,000	3,244,132
Chicago Board of Education Series B-1 (NPFGC Insured)¤	0.00	12-1-2026	4,245,000	3,938,699
Chicago Board of Education Series C	5.25	12-1-2039	9,000,000	9,006,430
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 17

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Chicago Board of Education Series D	5.00%	12-1-2046	$15,000,000	$14,999,377
Chicago Board of Education Series H	5.00	12-1-2036	5,905,000	6,029,434
Chicago Board of Education Series H	5.00	12-1-2046	4,000,000	4,031,709
Chicago Park District Series C (BAM Insured)	4.00	1-1-2041	4,025,000	4,048,645
Chicago Park District Series D (BAM Insured)	4.00	1-1-2034	4,555,000	4,686,731
Chicago Park District Series E	5.00	11-15-2028	1,655,000	1,716,837
City of Chicago (NPFGC Insured)¤	0.00	1-1-2025	9,935,000	9,838,063
City of Chicago (NPFGC Insured)¤	0.00	1-1-2030	5,995,000	4,997,406
City of Chicago Series A	5.00	1-1-2034	11,790,000	12,744,206
City of Chicago Series A	5.00	1-1-2043	4,000,000	4,222,906
City of Chicago Series A	5.00	1-1-2045	24,000,000	25,185,636
City of Chicago Series A	5.25	1-1-2037	1,950,000	2,140,555
City of Chicago Series A	5.50	1-1-2039	5,000,000	5,517,443
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,098,511
City of Chicago Series A	5.50	1-1-2041	1,500,000	1,605,938
City of Chicago Series A	5.50	1-1-2043	1,500,000	1,597,831
City of Chicago Series A	6.00	1-1-2038	3,000,000	3,135,025
City of Chicago Series B	4.00	1-1-2038	6,615,000	6,545,562
City of Chicago Series C CAB (AGM Insured)¤	0.00	1-1-2026	7,360,000	7,079,133
City of Peoria Series A (BAM Insured)	5.00	1-1-2029	2,000,000	2,181,032
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2035	1,370,000	1,542,747
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2036	1,150,000	1,288,633
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2037	1,250,000	1,396,193
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2038	1,000,000	1,110,767
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2040	3,500,000	3,834,460
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2043	1,650,000	1,783,878
Kane & DuPage Counties Community Unit School District No. 303 St. Charles	4.00	1-1-2043	2,325,000	2,343,180
Kane & DuPage Counties Community Unit School District No. 303 St. Charles	4.00	7-1-2044	6,050,000	6,056,834
Kendall Kane & Will Counties Community Unit School District No. 308 (AGM Insured)¤	0.00	2-1-2025	855,000	844,594
Kendall Kane & Will Counties Community Unit School District No. 308 (AGM Insured)¤	0.00	2-1-2026	5,050,000	4,840,300
Kendall Kane & Will Counties Community Unit School District No. 308 (AGM Insured)¤	0.00	2-1-2027	12,050,000	11,207,113
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AGM Insured)	5.50	2-1-2040	1,265,000	1,385,523
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	10,000,000	10,230,482
Metropolitan Water Reclamation District of Greater Chicago Series C	5.25	12-1-2032	1,565,000	1,845,265
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00	12-1-2044	1,500,000	1,457,402
State of Illinois	5.00	11-1-2027	1,175,000	1,224,872
State of Illinois	5.50	1-1-2030	2,900,000	3,272,034
State of Illinois Series 1 (NPFGC Insured)	6.00	11-1-2026	2,355,000	2,417,239
State of Illinois Series A	5.00	3-1-2046	2,500,000	2,650,964
State of Illinois Series A	5.50	3-1-2042	3,500,000	3,905,998
See accompanying notes to portfolio of investments
18 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
State of Illinois Series B	5.00%	10-1-2028	$2,750,000	$2,975,747
State of Illinois Series B	5.50	5-1-2047	6,500,000	7,165,295
State of Illinois Series C	4.00	10-1-2038	4,820,000	4,849,689
State of Illinois Series C	5.00	11-1-2029	2,965,000	3,140,468
Village of Bolingbrook Series A	4.00	1-1-2030	3,420,000	3,433,726
Village of New Lenox	4.00	12-15-2041	4,275,000	4,328,102
Will County Community High School District No. 210 Lincoln-Way CAB (AGM Insured)¤	0.00	1-1-2026	7,000,000	6,722,111
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2032	400,000	310,156
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	2,830,000	2,106,111
Will County Community Unit School District No. 209-U Wilmington Series A (AGM Insured)	5.50	2-1-2041	3,660,000	3,999,206
				276,264,139
Health revenue: 1.54%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2040	8,600,000	8,622,037
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	7,450,000	7,199,820
Illinois Finance Authority Carle Foundation Obligated Group Series A	5.00	2-15-2045	25,000,000	25,286,207
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series B (JPMorgan Chase Bank N.A. SPA)ø	3.45	8-15-2049	18,130,000	18,130,000
Illinois Finance Authority Evangelical Retirement Homes of Greater Chicago Obligated Group	5.00	2-15-2022	1,680,000	386,400
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2040	4,900,000	3,210,057
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00	7-15-2039	2,250,000	2,299,460
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00	7-15-2047	10,660,000	10,353,715
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2045	12,980,000	13,063,577
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00	8-15-2047	30,000,000	31,990,074
Illinois Finance Authority University of Illinois	4.00	10-1-2050	2,000,000	1,874,928
				122,416,275
Housing revenue: 1.30%
Illinois Housing Development Authority Series D (GNMA / FNMA / FHLMC Insured) (Bank of Montreal SPA)ø	3.13	4-1-2045	13,500,000	13,500,000
Illinois Housing Development Authority Series E (GNMA / FNMA / FHLMC Insured)	4.45	4-1-2043	3,000,000	3,048,056
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	4.00	12-15-2042	2,500,000	2,496,339
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A (NPFGC Insured)¤	0.00	12-15-2026	12,245,000	11,445,368
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 19

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A (NPFGC Insured)¤	0.00%	6-15-2029	$12,085,000	$10,415,473
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A (NPFGC Insured)¤	0.00	12-15-2029	24,950,000	21,136,093
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A (NPFGC Insured)¤	0.00	12-15-2030	25,700,000	20,895,812
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A (NPFGC Insured)¤	0.00	6-15-2031	10,060,000	7,999,342
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A (NPFGC Insured)¤	0.00	12-15-2031	9,800,000	7,644,208
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	5.00	6-15-2053	3,000,000	3,251,654
Northern Illinois University (BAM Insured)	4.00	10-1-2037	1,650,000	1,674,310
				103,506,655
Miscellaneous revenue: 0.17%
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2044	4,000,000	4,268,227
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2047	5,000,000	5,283,181
Illinois Sports Facilities Authority (Ambac Insured)¤	0.00	6-15-2025	2,575,000	2,509,885
Illinois Sports Facilities Authority (Ambac Insured)¤	0.00	6-15-2026	2,030,000	1,916,790
				13,978,083
Tax revenue: 2.45%
Chicago Transit Authority Sales Tax Receipts Fund	5.00	12-1-2046	21,500,000	21,832,287
Chicago Transit Authority Sales Tax Receipts Fund	5.25	12-1-2049	23,225,000	23,255,810
Chicago Transit Authority Sales Tax Receipts Fund (AGM Insured)	5.00	12-1-2044	4,000,000	4,006,085
Chicago Transit Authority Sales Tax Receipts Fund Series A	5.00	12-1-2045	2,440,000	2,561,965
Chicago Transit Authority Sales Tax Receipts Fund Series A (BAM Insured)	5.00	12-1-2046	10,000,000	10,693,522
City of Chicago Sales Tax Revenue	5.00	1-1-2027	3,000,000	3,012,675
City of Chicago Sales Tax Revenue	5.00	1-1-2029	1,500,000	1,506,338
County of Cook Sales Tax Revenue Series A	4.00	11-15-2041	2,000,000	2,010,638
County of Cook Sales Tax Revenue Series A	5.25	11-15-2045	5,000,000	5,560,683
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2025	3,745,000	3,748,022
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2026	4,775,000	4,791,128
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2027	8,845,000	8,893,666
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2028	4,030,000	4,052,173
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2032	13,190,000	13,262,631
Regional Transportation Authority Series A (AGM Insured)	5.75	6-1-2034	15,000,000	17,666,608
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2027	10,620,000	11,224,833
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2033	5,000,000	5,942,333
Regional Transportation Authority Series B (NPFGC Insured)	5.50	6-1-2027	12,960,000	13,611,169
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	8,950,000	9,105,674
Sales Tax Securitization Corp. Series A	4.00	1-1-2048	5,430,000	5,263,299
Sales Tax Securitization Corp. Series A	5.00	1-1-2038	3,000,000	3,129,240
Southwestern Illinois Development Authority	5.00	3-1-2025	505,000	486,288
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.00	6-15-2034	2,000,000	2,028,144
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.13	6-15-2037	1,945,000	1,959,516
See accompanying notes to portfolio of investments
20 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
State of Illinois Sales Tax Revenue Series C	5.00%	6-15-2028	$3,500,000	$3,745,693
State of Illinois Sales Tax Revenue Series D	4.00	6-15-2030	12,000,000	12,098,314
				195,448,734
Transportation revenue: 0.46%
Illinois State Toll Highway Authority Series A	4.00	1-1-2042	1,250,000	1,263,939
Illinois State Toll Highway Authority Series A	4.00	1-1-2046	265,000	262,717
Illinois State Toll Highway Authority Series A	5.00	1-1-2038	5,000,000	5,800,170
Illinois State Toll Highway Authority Series A	5.00	1-1-2040	6,000,000	6,065,555
Illinois State Toll Highway Authority Series A	5.00	1-1-2046	15,245,000	16,658,480
Public Building Commission of Chicago (Ambac Insured)	5.25	3-1-2025	2,960,000	2,980,114
Public Building Commission of Chicago (Ambac Insured)	5.25	3-1-2027	3,400,000	3,585,038
				36,616,013
Utilities revenue: 0.31%
City of Springfield Electric Revenue (AGM Insured)	4.00	3-1-2040	6,000,000	6,004,233
Illinois Municipal Electric Agency Series A	5.00	2-1-2030	7,000,000	7,101,550
Illinois Municipal Electric Agency Series A	5.00	2-1-2031	8,000,000	8,110,769
Northern Illinois Municipal Power Agency Series A	4.00	12-1-2033	3,430,000	3,469,763
				24,686,315
Water & sewer revenue: 0.50%
City of Chicago Wastewater Transmission Revenue Series A (AGM Insured)	5.25	1-1-2058	5,000,000	5,467,945
City of Chicago Wastewater Transmission Revenue Series A (BAM Insured)	5.00	1-1-2043	2,000,000	2,246,933
City of Chicago Wastewater Transmission Revenue Series C	5.00	1-1-2039	5,000,000	5,014,734
City of Chicago Waterworks Revenue (AGM Insured)	5.25	11-1-2032	3,250,000	3,459,588
City of Chicago Waterworks Revenue Second Lien Project	5.00	11-1-2044	9,000,000	9,032,182
City of Chicago Waterworks Revenue Series A (AGM Insured)	5.25	11-1-2048	5,000,000	5,536,939
City of Chicago Waterworks Revenue Series B (AGM Insured)	4.00	11-1-2040	4,000,000	4,065,255
Illinois Finance Authority State of Illinois Water Revolving Fund - Clean Water Program	4.00	7-1-2038	5,000,000	5,133,368
				39,956,944
				908,033,359
Indiana: 1.62%
Airport revenue: 0.04%
Indianapolis Local Public Improvement Bond Bank Series I AMT	5.00	1-1-2030	3,000,000	3,011,932
Education revenue: 0.23%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	17,000,000	17,639,737
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	5.00	7-1-2040	350,000	354,364
				17,994,101
Health revenue: 0.29%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2033	12,885,000	13,124,255
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 21

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00%	11-1-2036	$5,000,000	$5,056,171
Indiana Finance Authority Marion General Hospital, Inc. Obligated Group Series A	4.00	7-1-2045	2,560,000	2,416,602
Indiana Health Facility Financing Authority Ascension Health Credit Group Series 2001A-1	5.00	11-15-2034	2,750,000	2,802,271
				23,399,299
Housing revenue: 0.26%
Greater Clark Building Corp. Greater Clark County Schools	6.00	7-15-2038	5,000,000	5,999,436
Hobart Building Corp. School City	4.00	7-15-2035	2,295,000	2,345,008
IPS Multi-School Building Corp. Board of School Commissioners%%	5.00	7-15-2044	2,000,000	2,197,999
Northwestern School Building Corp.	4.00	1-15-2043	3,005,000	3,033,978
Northwestern School Building Corp.	6.00	7-15-2039	850,000	982,351
Tippecanoe County School Building Corp. Series B	6.00	7-15-2036	1,000,000	1,231,075
Tippecanoe County School Building Corp. Series B	6.00	7-15-2038	1,000,000	1,218,825
Tippecanoe County School Building Corp. Series B	6.00	7-15-2041	1,750,000	2,095,281
Tippecanoe County School Building Corp. Series B	6.00	1-15-2043	1,000,000	1,188,830
				20,292,783
Industrial development revenue: 0.15%
City of Valparaiso Pratt Paper LLC AMT144A	4.88	1-1-2044	6,000,000	6,298,400
Indiana Finance Authority Duke Energy Indiana LLC Series A4 (Sumitomo Mitsui Banking Corp. LOC)ø	3.90	12-1-2039	6,000,000	6,000,000
				12,298,400
Miscellaneous revenue: 0.29%
Carmel Local Public Improvement Bond Bank Series 2016	5.00	7-15-2031	6,000,000	6,215,780
Indianapolis Local Public Improvement Bond Bank Series A (AGM Insured)	4.00	6-1-2039	10,535,000	10,833,072
Indianapolis Local Public Improvement Bond Bank Series A (AGM Insured)	4.00	6-1-2041	3,000,000	3,053,920
Indianapolis Local Public Improvement Bond Bank Series B	5.25	2-1-2048	3,000,000	3,362,219
				23,464,991
Tax revenue: 0.05%
Indianapolis Local Public Improvement Bond Bank Courthouse & Jail Project Series A	5.00	2-1-2049	4,000,000	4,190,356
Utilities revenue: 0.15%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	3.00	11-1-2030	4,650,000	4,518,298
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	3,000,000	3,147,249
Indiana Finance Authority Ohio Valley Electric Corp. Series C	3.00	11-1-2030	4,000,000	3,888,846
				11,554,393
Water & sewer revenue: 0.16%
City of Fishers Sewage Works Revenue (BAM Insured)	4.00	7-1-2043	3,450,000	3,462,947
City of Fishers Sewage Works Revenue (BAM Insured)	4.00	7-1-2045	3,160,000	3,130,684
See accompanying notes to portfolio of investments
22 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Evansville Waterworks District Series A (BAM Insured)	5.00%	7-1-2047	$2,250,000	$2,398,591
Terre Haute Sanitary District BAN	5.25	9-28-2028	3,500,000	3,501,351
				12,493,573
				128,699,828
Iowa: 0.07%
GO revenue: 0.05%
City of Cedar Rapids Series A	4.00	6-1-2048	3,630,000	3,575,232
Housing revenue: 0.02%
City of Altoona Series C	5.00	6-1-2031	1,805,000	1,867,260
				5,442,492
Kansas: 0.24%
GO revenue: 0.07%
Johnson County Unified School District No. 512 Shawnee Mission Series A	4.00	10-1-2043	3,000,000	3,036,835
Wyandotte County Unified School District No. 203 Piper Series A (AGM Insured)	5.25	9-1-2052	2,500,000	2,719,704
				5,756,539
Tax revenue: 0.17%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	30,025,000	13,252,092
				19,008,631
Kentucky: 1.49%
Education revenue: 0.06%
County of Boyle Centre College of Kentucky Series A	5.25	6-1-2049	2,550,000	2,731,151
Kentucky Bond Development Corp. Centre College	4.00	6-1-2046	800,000	765,071
Kentucky Bond Development Corp. Centre College	4.00	6-1-2051	1,250,000	1,142,405
				4,638,627
Health revenue: 0.39%
County of Warren Bowling Green Community Hospital Corp.	5.25	4-1-2054	3,000,000	3,284,557
Kentucky EDFA Baptist Healthcare System Obligated Group Series B	5.00	8-15-2041	5,000,000	5,149,899
Kentucky EDFA Baptist Healthcare System Obligated Group Series B	5.00	8-15-2046	2,070,000	2,112,206
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2024	9,260,000	9,260,000
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2028	5,140,000	4,407,219
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2040	3,300,000	3,650,235
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2041	3,000,000	3,292,359
				31,156,475
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 23

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.18%
Fayette County School District Finance Corp. Series A	4.00%	5-1-2038	$5,600,000	$5,624,550
Kentucky Bond Corp. Series D	4.50	2-1-2052	2,355,000	2,372,730
Kentucky State Property & Building Commission Project No. 124 Series A (AGM Insured)	5.00	11-1-2039	6,000,000	6,569,254
				14,566,534
Industrial development revenue: 0.05%
County of Trimble Kentucky Utilities Co. AMTøø	4.70	6-1-2054	4,000,000	4,040,998
Miscellaneous revenue: 0.03%
Kentucky State University (BAM Insured)	4.00	11-1-2046	640,000	634,129
Kentucky State University (BAM Insured)	4.00	11-1-2051	1,000,000	966,818
Kentucky State University (BAM Insured)	4.00	11-1-2056	1,000,000	956,608
				2,557,555
Transportation revenue: 0.12%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2030	2,000,000	1,542,042
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2031	2,780,000	1,997,189
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2032	2,500,000	1,679,264
Kentucky Public Transportation Infrastructure Authority Series C CAB	6.40	7-1-2033	1,000,000	1,202,298
Kentucky Public Transportation Infrastructure Authority Series C CAB	6.45	7-1-2034	2,505,000	3,014,463
				9,435,256
Utilities revenue: 0.66%
Kentucky Public Energy Authority Series A-1øø	4.00	12-1-2049	27,475,000	27,574,413
Kentucky Public Energy Authority Series A-1øø	5.25	4-1-2054	17,250,000	19,170,796
Kentucky Public Energy Authority Series C-1øø	4.00	12-1-2049	5,385,000	5,405,192
				52,150,401
				118,545,846
Louisiana: 1.52%
Airport revenue: 0.24%
New Orleans Aviation Board Louis Armstrong International Airport (AGM Insured)	5.00	1-1-2036	1,750,000	1,845,814
New Orleans Aviation Board Louis Armstrong International Airport (AGM Insured)	5.00	1-1-2037	1,750,000	1,842,296
New Orleans Aviation Board Louis Armstrong International Airport (AGM Insured)	5.00	1-1-2038	1,500,000	1,576,901
New Orleans Aviation Board Louis Armstrong International Airport Series A	5.00	1-1-2040	3,000,000	3,007,075
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2034	4,500,000	4,510,114
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2048	1,145,000	1,155,121
See accompanying notes to portfolio of investments
24 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT (AGM Insured)	5.00%	1-1-2033	$3,000,000	$3,009,925
Port New Orleans Board of Commissioners Series E AMT	5.00	4-1-2040	2,000,000	2,107,590
				19,054,836
GO revenue: 0.03%
City of New Orleans Series A	5.00	12-1-2046	2,000,000	2,139,615
Industrial development revenue: 0.31%
Louisiana Local Government Environmental Facilities & CDA Honeywell International, Inc.ø	3.90	12-1-2036	4,000,000	4,000,000
Louisiana Offshore Terminal Authority Loop LLC Series 2013Cøø	4.20	9-1-2034	5,200,000	5,294,451
Louisiana Offshore Terminal Authority Loop LLC Series Aøø	4.20	9-1-2033	15,000,000	15,276,576
				24,571,027
Miscellaneous revenue: 0.02%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson144A	4.00	11-1-2044	1,645,000	1,583,824
Tax revenue: 0.48%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	10,000,000	11,028,086
Ernest N Morial New Orleans Exhibition Hall Authority	5.50	7-15-2053	5,000,000	5,595,207
Louisiana Stadium & Exposition District Series A	5.25	7-1-2053	20,000,000	22,153,008
				38,776,301
Transportation revenue: 0.29%
Louisiana PFA Calcasieu Bridge Partners LLC AMT	5.50	9-1-2054	11,020,000	12,146,397
Louisiana PFA Calcasieu Bridge Partners LLC AMT	5.50	9-1-2059	10,000,000	10,958,457
				23,104,854
Water & sewer revenue: 0.15%
City of New Orleans Sewerage Service Revenue Series B	4.00	6-1-2050	1,200,000	1,144,371
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2045	1,500,000	1,575,997
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2038	350,000	357,540
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2039	400,000	407,172
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2040	350,000	355,341
City of Shreveport Water & Sewer Revenue Series B (AGM Insured)	4.00	12-1-2036	730,000	737,893
City of Shreveport Water & Sewer Revenue Series B (AGM Insured)	4.00	12-1-2044	1,000,000	978,095
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	6,075,000	5,484,754
Greater Ouachita Water Co. (BAM Insured)	4.50	9-1-2053	1,150,000	1,171,429
				12,212,592
				121,443,049
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 25

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maine: 0.14%
Health revenue: 0.14%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00%	7-1-2040	$1,700,000	$1,715,013
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2045	4,500,000	4,373,152
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2028	1,445,000	1,525,067
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2029	1,535,000	1,671,063
Maine Health & Higher Educational Facilities Authority Series A (AGM Insured)	4.00	7-1-2046	500,000	493,181
Maine Health & Higher Educational Facilities Authority Series A (AGM Insured)	4.00	7-1-2050	1,000,000	970,132
				10,747,608
Maryland: 0.40%
Education revenue: 0.10%
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	5.75	8-1-2033	1,585,000	1,622,052
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	7.00	8-1-2046	6,085,000	6,238,640
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	145,000	145,110
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2030	200,000	200,110
				8,205,912
Health revenue: 0.08%
County of Montgomery Trinity Health Corp. Obligated Group	4.00	12-1-2044	5,000,000	4,940,996
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2045	745,000	728,963
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2050	850,000	821,225
				6,491,184
Housing revenue: 0.15%
Maryland Community Development Administration 4710 Park Heights Senior LP Series C	5.25	11-1-2025	8,000,000	8,094,623
Maryland Stadium Authority Series A	5.00	9-1-2037	3,000,000	3,416,688
				11,511,311
Tax revenue: 0.03%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00	9-1-2050	2,500,000	2,208,320
Transportation revenue: 0.03%
Maryland State Transportation Authority	4.00	7-1-2050	2,190,000	2,153,811
See accompanying notes to portfolio of investments
26 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.01%
City of Baltimore Water Utility Fund Series A	4.00%	7-1-2039	$500,000	$509,442
City of Baltimore Water Utility Fund Series A	4.00	7-1-2040	500,000	507,445
				1,016,887
				31,587,425
Massachusetts: 3.55%
Airport revenue: 0.11%
Massachusetts Port Authority Series A AMT	5.00	7-1-2039	4,005,000	4,363,433
Massachusetts Port Authority Series A AMT	5.00	7-1-2042	2,000,000	2,150,839
Massachusetts Port Authority Series E AMT	5.00	7-1-2046	1,975,000	2,082,212
				8,596,484
Education revenue: 0.24%
Collegiate Charter School of Lowell	5.00	6-15-2039	1,000,000	1,010,116
Collegiate Charter School of Lowell	5.00	6-15-2049	1,750,000	1,756,075
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2045	2,400,000	2,027,150
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2050	2,750,000	2,255,366
Massachusetts Development Finance Agency Northeastern University	5.00	10-1-2044	7,000,000	7,785,512
Massachusetts Development Finance Agency Suffolk University	4.00	7-1-2051	1,000,000	880,048
Massachusetts Educational Financing Authority Series B AMT	4.25	7-1-2032	1,800,000	1,824,730
University of Massachusetts Building Authority Series 1	5.00	11-1-2036	1,590,000	1,620,435
				19,159,432
GO revenue: 1.39%
City of Revere	4.00	8-1-2047	4,000,000	3,972,757
Commonwealth of Massachusetts	4.00	5-1-2045	20,000,000	19,944,772
Commonwealth of Massachusetts Series A	5.00	5-1-2053	13,000,000	14,147,588
Commonwealth of Massachusetts Series A	5.00	1-1-2054	23,000,000	25,141,631
Commonwealth of Massachusetts Series D	5.00	10-1-2053	10,000,000	10,919,142
Commonwealth of Massachusetts Series E	5.00	11-1-2050	15,540,000	16,630,448
Commonwealth of Massachusetts Series E	5.00	11-1-2052	5,000,000	5,426,969
Commonwealth of Massachusetts Series E	5.25	9-1-2048	1,765,000	1,873,302
Commonwealth of Massachusetts Series F	5.00	11-1-2041	5,000,000	5,245,155
Town of Wakefield	4.00	9-15-2054	3,000,000	2,968,601
Town of Watertown	4.00	6-15-2054	4,600,000	4,591,348
				110,861,713
Health revenue: 0.65%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00	8-15-2045	4,950,000	4,981,118
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series D	5.00	7-1-2044	6,000,000	6,022,645
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series G	5.25	7-1-2048	7,805,000	8,616,629
Massachusetts Development Finance Agency Dana-Farber Cancer Institute Obligated Group Series N	5.00	12-1-2046	3,000,000	3,050,320
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 27

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00%	7-1-2040	$1,000,000	$1,009,127
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00	7-1-2041	1,200,000	1,204,556
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series D	5.00	7-1-2054	15,000,000	16,272,642
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series Q	5.00	7-1-2047	6,085,000	6,186,717
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	4.00	10-1-2045	3,835,000	3,758,838
Massachusetts HEFA Mass General Brigham, Inc. (TD Bank N.A. LOC)ø	3.10	7-1-2040	770,000	770,000
				51,872,592
Miscellaneous revenue: 0.13%
Massachusetts Bay Transportation Authority Assessment Revenue Series A-2	5.00	7-1-2052	9,450,000	10,271,985
Tax revenue: 0.78%
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2047	6,485,000	6,705,943
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2048	11,510,000	12,025,912
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2049	21,500,000	22,766,266
Commonwealth of Massachusetts Transportation Fund Revenue Series B	5.00	6-1-2051	17,000,000	18,722,856
Massachusetts School Building Authority Series D	5.00	8-15-2037	2,000,000	2,031,867
				62,252,844
Water & sewer revenue: 0.25%
Massachusetts Water Resources Authority Series B (AGM Insured)	5.25	8-1-2038	15,490,000	19,659,765
				282,674,815
Michigan: 2.39%
Airport revenue: 0.11%
Wayne County Airport Authority Detroit Metropolitan Series B AMT	5.00	12-1-2041	1,145,000	1,221,185
Wayne County Airport Authority Detroit Metropolitan Series B (BAM Insured)	5.00	12-1-2046	1,400,000	1,476,659
Wayne County Airport Authority Detroit Metropolitan Series F AMT	5.00	12-1-2029	6,000,000	6,112,436
				8,810,280
Education revenue: 0.08%
Michigan Finance Authority Bradford Academy	4.30	9-1-2030	830,000	783,234
Michigan Finance Authority Bradford Academy	4.80	9-1-2040	1,205,000	1,063,422
Michigan Finance Authority Bradford Academy	5.00	9-1-2050	4,530,000	3,837,664
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	972,500	973,436
				6,657,756
See accompanying notes to portfolio of investments
28 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.07%
Okemos Public Schools Series II (Qualified School Board Loan Fund Insured)	5.00%	5-1-2049	$2,250,000	$2,472,953
Okemos Public Schools Series II (Qualified School Board Loan Fund Insured)	5.00	5-1-2054	3,000,000	3,288,726
				5,761,679
Health revenue: 0.26%
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2021	4.00	11-15-2045	750,000	660,679
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2022	4.00	11-15-2031	970,000	950,732
Michigan Finance Authority Corewell Health Obligated Group Series A	5.00	11-1-2044	4,000,000	4,034,448
Michigan Finance Authority McLaren Health Care Corp. Obligated Group Series A	4.00	2-15-2047	3,000,000	2,940,832
Michigan Finance Authority Sparrow Health Obligated Group	5.00	11-15-2045	3,600,000	3,646,209
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2016MI	5.00	12-1-2034	8,055,000	8,289,402
				20,522,302
Housing revenue: 0.58%
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00	10-1-2031	1,340,000	1,340,000
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00	10-1-2032	2,000,000	2,000,000
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00	10-1-2033	2,975,000	2,975,000
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00	10-1-2034	6,615,000	6,615,000
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00	10-1-2039	4,055,000	4,055,000
Michigan Municipal Bond Finance Authority Series C (Ambac Insured)	4.75	5-1-2027	3,415,000	3,460,184
Michigan State Building Authority Series Iø	3.26	4-15-2059	10,000,000	10,000,000
Michigan State Building Authority Series I	5.00	4-15-2041	14,295,000	14,744,575
Michigan State Housing Development Authority Series D (TD Bank N.A. SPA)ø	3.27	6-1-2030	800,000	800,000
				45,989,759
Miscellaneous revenue: 0.53%
Michigan Finance Authority City of Detroit Income Tax Revenue Series F1	4.00	10-1-2024	3,000,000	3,000,000
Michigan Finance Authority County of Wayne	4.00	11-1-2048	6,000,000	5,788,625
Michigan Finance Authority Detroit Income Tax Revenue Series F1	4.50	10-1-2029	7,000,000	7,005,859
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2039	7,895,000	7,900,620
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	18,345,000	18,354,927
				42,050,031
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 29

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.21%
State of Michigan Trunk Line Revenue Series A	4.00%	11-15-2046	$17,000,000	$16,979,114
Utilities revenue: 0.13%
Lansing Board of Water & Light Series A	5.25	7-1-2054	9,600,000	10,681,380
Water & sewer revenue: 0.42%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2036	8,500,000	8,781,129
Great Lakes Water Authority Water Supply System Revenue Series D	4.00	7-1-2032	11,000,000	11,160,192
Great Lakes Water Authority Water Supply System Revenue Series D (AGM Insured)	4.00	7-1-2033	11,000,000	11,170,801
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2035	2,000,000	2,025,234
				33,137,356
				190,589,657
Minnesota: 0.43%
Education revenue: 0.03%
Minnesota Higher Education Facilities Authority Concordia University St. Paul Series 6Q (U.S. Bank N.A. LOC)ø	4.05	4-1-2037	2,280,000	2,280,000
GO revenue: 0.02%
County of Hennepin Series A	5.00	12-1-2037	1,000,000	1,064,386
Shakopee Independent School District No. 720 Series A	4.00	2-1-2030	225,000	232,266
Shakopee Independent School District No. 720 Series A	4.00	2-1-2032	240,000	247,561
				1,544,213
Health revenue: 0.33%
City of Minneapolis Fairview Health Services Obligated Group Series A	4.00	11-15-2048	2,315,000	2,135,111
City of Shakopee Senior Housing Revenue Benedictine Living Community LLC144Aøø	5.85	11-1-2058	13,650,000	13,471,034
Minnesota Agricultural & Economic Development Board HealthPartners Obligated Group	5.25	1-1-2047	10,000,000	11,159,532
				26,765,677
Utilities revenue: 0.05%
City of Rochester Electric Utility Revenue Series A	5.00	12-1-2042	3,895,000	4,020,249
				34,610,139
Mississippi: 0.07%
Miscellaneous revenue: 0.07%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AGM Insured)	5.00	9-1-2030	5,460,000	5,467,503
See accompanying notes to portfolio of investments
30 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Missouri: 0.58%
GO revenue: 0.11%
Liberty Public School District No. 53	4.00%	3-1-2043	$4,050,000	$4,073,153
St. Louis School District	4.00	4-1-2030	4,840,000	4,915,867
				8,989,020
Miscellaneous revenue: 0.34%
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2037	3,000,000	3,137,485
Kansas City IDA Airport Revenue Series B AMT (AGM Insured)	5.00	3-1-2049	23,075,000	23,835,600
				26,973,085
Water & sewer revenue: 0.13%
City of Kansas City Sanitary Sewer System Revenue Series A	4.00	1-1-2049	5,000,000	4,940,153
City of Kansas City Water Revenue Series A	5.00	12-1-2048	4,500,000	4,954,202
				9,894,355
				45,856,460
Nebraska: 0.35%
Health revenue: 0.02%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00	11-15-2040	1,150,000	1,154,959
Utilities revenue: 0.33%
Central Plains Energy Project (Royal Bank of Canada LIQ)øø	4.00	12-1-2049	19,810,000	19,904,399
Central Plains Energy Project No. 3 Series A	5.00	9-1-2033	6,000,000	6,542,276
				26,446,675
				27,601,634
Nevada: 1.74%
GO revenue: 1.55%
City of Henderson Series A-1	4.00	6-1-2045	4,610,000	4,641,896
City of Henderson Series B-1	4.00	6-1-2039	4,060,000	4,157,678
City of Henderson Series B-1	4.00	6-1-2040	3,340,000	3,406,221
City of Las Vegas Series A	4.00	2-1-2038	1,335,000	1,360,218
City of Reno Series A (AGM Insured)	5.00	6-1-2030	3,420,000	3,423,239
Clark County School District Series A (AGM Insured)	4.00	6-15-2035	9,585,000	9,720,940
Clark County School District Series A (AGM Insured)	4.00	6-15-2036	850,000	876,901
Clark County School District Series A (AGM Insured)	4.00	6-15-2037	900,000	924,237
Clark County School District Series A (AGM Insured)	4.00	6-15-2038	850,000	868,158
Clark County School District Series A (AGM Insured)	4.00	6-15-2039	1,000,000	1,019,845
Clark County School District Series A (AGM Insured)	5.00	6-15-2032	900,000	1,001,446
Clark County School District Series A (AGM Insured)	5.00	6-15-2033	825,000	916,871
Clark County School District Series A (AGM Insured)	5.00	6-15-2034	950,000	1,053,902
Clark County School District Series A (AGM Insured)	5.00	6-15-2035	1,000,000	1,105,974
County of Clark Series A	5.00	6-1-2043	9,360,000	9,843,426
County of Clark Series A	5.00	5-1-2048	50,215,000	52,475,122
County of Clark Series C	4.00	7-1-2032	6,000,000	6,141,179
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 31

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Las Vegas Valley Water District Series A	4.00%	6-1-2034	$4,600,000	$4,907,233
Las Vegas Valley Water District Series D	4.00	6-1-2047	15,235,000	15,226,814
				123,071,300
Industrial development revenue: 0.01%
County of Clark Southern California Edison Co.	2.10	6-1-2031	1,250,000	1,114,128
Tax revenue: 0.18%
County of Clark Sales & Excise Tax Revenue Streets & Highway Project	4.00	7-1-2043	4,500,000	4,567,504
Las Vegas Convention & Visitors Authority Clark County & City of Las Vegas Combined Room Tax Revenue Series B	4.00	7-1-2049	10,000,000	9,543,398
				14,110,902
				138,296,330
New Hampshire: 0.43%
Education revenue: 0.22%
New Hampshire Business Finance Authority University of Nevada Reno Series A (BAM Insured)	5.25	6-1-2051	10,000,000	10,960,192
New Hampshire Health & Education Facilities Authority Act University System (BAM Insured)	5.25	7-1-2048	5,860,000	6,498,408
				17,458,600
Health revenue: 0.10%
New Hampshire Health & Education Facilities Authority Act Concord Hospital Obligated Group	5.00	10-1-2047	5,000,000	5,132,233
New Hampshire Health & Education Facilities Authority Act Dartmouth-Hitchcock Obligated Group Series A	5.00	8-1-2036	2,660,000	2,786,587
				7,918,820
Housing revenue: 0.08%
New Hampshire Business Finance Authority Series 1-A	4.13	1-20-2034	6,034,949	6,126,242
Resource recovery revenue: 0.03%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	2,560,000	2,691,032
				34,194,694
New Jersey: 2.08%
Airport revenue: 0.02%
South Jersey Port Corp. Series S-1	5.00	1-1-2039	1,350,000	1,372,055
Education revenue: 0.01%
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2047	750,000	744,012
GO revenue: 0.18%
City of Newark Series A	5.00	7-15-2025	5,000,000	5,066,127
City of Newark Series A	5.00	7-15-2026	2,205,000	2,238,449
See accompanying notes to portfolio of investments
32 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Newark Series A	5.00%	7-15-2027	$6,035,000	$6,126,516
City of Newark Series B	5.00	7-15-2025	385,000	390,092
City of Newark Series B	5.00	7-15-2026	395,000	401,054
City of Newark Series B	5.00	7-15-2027	405,000	411,142
				14,633,380
Housing revenue: 1.30%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	15,000,000	15,959,991
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	2,620,000	2,576,040
New Jersey EDA Portal North Bridge Project Series A	5.00	11-1-2038	5,000,000	5,600,871
New Jersey EDA Portal North Bridge Project Series A	5.25	11-1-2041	3,000,000	3,367,497
New Jersey Educational Facilities Authority Department of the Treasury	5.00	6-15-2025	5,830,000	5,837,591
New Jersey TTFA Series A¤	0.00	12-15-2026	1,150,000	1,078,177
New Jersey TTFA Series A¤	0.00	12-15-2028	10,100,000	8,897,894
New Jersey TTFA Series A¤	0.00	12-15-2029	11,875,000	10,116,632
New Jersey TTFA Series A¤	0.00	12-15-2030	8,000,000	6,556,360
New Jersey TTFA Series A¤	0.00	12-15-2031	4,500,000	3,547,598
New Jersey TTFA Series A¤	0.00	12-15-2039	10,000,000	5,587,915
New Jersey TTFA Series A	5.00	12-15-2036	1,500,000	1,600,647
New Jersey TTFA Series AA	5.00	6-15-2038	2,000,000	2,235,617
New Jersey TTFA Series AA	5.00	6-15-2044	1,000,000	1,002,505
New Jersey TTFA Series C	5.25	6-15-2032	8,000,000	8,052,735
New Jersey TTFA Series CC	5.25	6-15-2046	6,000,000	6,688,864
New Jersey TTFA Series CC	5.50	6-15-2050	5,000,000	5,627,853
Union County Utilities Authority Covanta Union LLC Series A AMT	5.25	12-1-2031	9,465,000	9,475,808
				103,810,595
Industrial development revenue: 0.06%
New Jersey EDA United Airlines, Inc.	5.25	9-15-2029	5,110,000	5,115,898
Miscellaneous revenue: 0.19%
New Jersey TTFA Series A	4.25	6-15-2040	4,375,000	4,530,892
Newark Housing Authority Port Authority of New York & New Jersey (NPFGC Insured)	5.00	1-1-2032	7,620,000	8,272,341
Tender Option Bond Trust Receipts/Certificates Series 2016- XM0226 (NPFGC Insured) (Bank of America N.A. LIQ)144Aø	3.04	9-11-2025	2,000,000	2,000,000
				14,803,233
Tax revenue: 0.04%
New Jersey TTFA Series AA	5.00	6-15-2039	3,000,000	3,273,167
Transportation revenue: 0.25%
New Jersey Turnpike Authority Series A	4.00	1-1-2042	16,405,000	16,789,464
South Jersey Transportation Authority Series A	5.00	11-1-2041	1,000,000	1,081,123
South Jersey Transportation Authority Series A	5.25	11-1-2052	1,500,000	1,621,410
				19,491,997
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 33

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.03%
Jersey City Municipal Utilities Authority Water Fund Series C (AGM Insured)	5.00%	10-15-2049	$2,300,000	$2,568,020
				165,812,357
New Mexico: 0.20%
Industrial development revenue: 0.14%
City of Farmington Southern California Edison Co.	1.80	4-1-2029	5,000,000	4,596,083
City of Farmington Southern California Edison Co. Series B	1.80	4-1-2029	7,000,000	6,434,517
				11,030,600
Utilities revenue: 0.06%
New Mexico Municipal Energy Acquisition Authority Series A (Royal Bank of Canada LIQ)øø	5.00	11-1-2039	5,140,000	5,188,851
				16,219,451
New York: 12.93%
Airport revenue: 1.53%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	6,250,000	6,791,571
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	3,000,000	3,391,988
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2037	2,000,000	2,144,686
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2038	3,000,000	3,200,909
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2039	13,000,000	13,814,285
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2042	3,385,000	3,549,071
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00	12-1-2039	700,000	693,739
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00	12-1-2040	900,000	883,672
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2032	1,000,000	1,070,086
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2037	700,000	739,684
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	2,475,000	2,687,132
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2036	1,750,000	1,894,304
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2037	1,750,000	1,889,947
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2054	3,000,000	3,226,973
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2060	18,000,000	19,240,708
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2054	6,500,000	7,102,722
New York Transportation Development Corp. JFK NTO LLC AMT (AGM Insured)	5.00	6-30-2049	5,000,000	5,270,595
See accompanying notes to portfolio of investments
34 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New York Transportation Development Corp. JFK NTO LLC AMT (AGM Insured)	5.00%	6-30-2054	$5,000,000	$5,228,284
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2041	3,250,000	3,249,979
Port Authority of New York & New Jersey Series 193rd AMT	5.00	10-15-2028	1,760,000	1,787,154
Port Authority of New York & New Jersey Series 205th	5.25	11-15-2039	16,580,000	17,556,733
Port Authority of New York & New Jersey Series 211	4.00	9-1-2043	7,000,000	7,042,705
Port Authority of New York & New Jersey Series 211	5.00	9-1-2048	2,000,000	2,090,527
Port Authority of New York & New Jersey Series 218 AMT	4.00	11-1-2041	2,275,000	2,278,162
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2045	5,000,000	4,924,858
				121,750,474
Education revenue: 0.70%
Babylon L D Corp. II Series A	6.65	2-1-2053	7,265,000	7,560,125
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A144A	6.75	4-15-2043	2,000,000	2,302,010
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series B144A	6.75	4-15-2043	3,290,000	3,786,806
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	5,000,000	4,033,237
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	10,030,000	9,727,896
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	6,085,000	6,386,291
Monroe County Industrial Development Corp. University of Rochester Series A	5.00	7-1-2053	7,000,000	7,683,337
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2045	1,270,000	1,260,715
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2049	1,000,000	966,180
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2027	335,000	350,501
New York State Dormitory Authority Series A	5.00	7-1-2049	4,265,000	4,533,490
New York State Dormitory Authority St. John’s University Series A	4.00	7-1-2048	2,000,000	1,942,789
Westchester County Local Development Corp. Pace University Series Bøø	3.99	5-1-2044	5,000,000	5,000,000
				55,533,377
GO revenue: 1.86%
City of New York Series 2ø	4.15	4-1-2042	9,075,000	9,075,000
City of New York Series 3ø	4.15	4-1-2042	7,300,000	7,300,000
City of New York Series A-1	5.25	9-1-2042	8,750,000	9,863,864
City of New York Series A-1	5.25	9-1-2043	21,165,000	23,758,733
City of New York Series A6 (JPMorgan Chase Bank N.A. SPA)ø	4.00	8-1-2044	3,190,000	3,190,000
City of New York Series B-1	5.00	10-1-2038	2,650,000	2,870,374
City of New York Series C	4.00	8-1-2039	3,000,000	3,079,965
City of New York Series C	5.25	3-1-2053	37,500,000	41,746,927
City of New York Series D-1	5.25	5-1-2041	6,000,000	6,755,549
City of New York Series D-1	5.25	5-1-2042	1,000,000	1,122,595
City of New York Series E1	5.25	4-1-2047	10,000,000	11,149,518
City of New York Series E-1	5.00	3-1-2039	8,800,000	9,293,895
City of New York Series F-1	5.00	3-1-2043	4,000,000	4,345,356
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 35

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of New York Series F-1	5.00%	3-1-2050	$6,500,000	$6,946,965
City of Yonkers Series C (AGM Insured)	5.00	3-15-2036	2,000,000	2,290,645
City of Yonkers Series C (AGM Insured)	5.00	3-15-2037	1,100,000	1,254,596
City of Yonkers Series C (AGM Insured)	5.00	3-15-2038	1,140,000	1,297,759
City of Yonkers Series F (BAM Insured)	5.00	11-15-2040	850,000	959,870
City of Yonkers Series F (BAM Insured)	5.00	11-15-2041	750,000	841,938
City of Yonkers Series F (BAM Insured)	5.00	11-15-2042	1,000,000	1,117,533
				148,261,082
Health revenue: 0.42%
New York State Dormitory Authority Catholic Health System Obligated Group Series B (Manufacturers & Traders LOC)ø	3.25	7-1-2048	9,925,000	9,925,000
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2036	9,615,000	9,586,798
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2037	9,965,000	9,892,044
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	9-1-2038	2,890,000	2,875,162
Westchester County Local Development Corp. County Health Care Corp. Obligated Group (AGM Insured)	5.25	11-1-2034	1,000,000	1,155,110
				33,434,114
Housing revenue: 0.43%
New York City Transitional Finance Authority Building Aid Revenue Series S-2	5.00	7-15-2041	13,805,000	13,962,617
New York City Transitional Finance Authority Building Aid Revenue Series S-3A	4.00	7-15-2038	8,500,000	8,644,199
New York State Dormitory Authority Series A (AGM Insured)	5.00	10-1-2034	5,000	5,482
New York State Thruway Authority Personal Income Tax Revenue Series A-1	4.00	3-15-2044	5,000,000	5,028,344
Yonkers Industrial Development Agency New Community School Project	5.00	5-1-2047	5,000,000	5,373,358
Yonkers Industrial Development Agency New Community School Project	5.25	5-1-2051	1,600,000	1,740,091
				34,754,091
Industrial development revenue: 0.58%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	922,372
New York Transportation Development Corp. American Airlines, Inc. AMT	3.00	8-1-2031	2,000,000	1,887,483
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2032	12,000,000	12,417,973
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2034	5,005,000	5,167,277
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	20,000,000	21,113,276
See accompanying notes to portfolio of investments
36 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue(continued)
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00%	10-1-2040	$3,000,000	$3,112,076
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2046	1,515,000	1,378,423
				45,998,880
Miscellaneous revenue: 0.63%
Hudson Yards Infrastructure Corp. Series A (AGM Insured)	4.00	2-15-2047	8,000,000	7,909,008
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2031	1,000,000	1,117,845
New York Liberty Development Corp. Port Authority of New York & New Jersey Series 1	4.00	2-15-2043	4,500,000	4,511,427
New York State Dormitory Authority Series A (AGM Insured)	5.00	10-1-2034	1,745,000	1,873,647
New York State Dormitory Authority Series A (AGM Insured)	5.00	10-1-2035	1,000,000	1,072,451
Suffolk Regional Off-Track Betting Co.	6.00	12-1-2053	3,000,000	3,163,198
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A	5.00	5-15-2047	15,000,000	16,322,706
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-1	4.00	5-15-2046	1,250,000	1,253,077
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C	5.00	5-15-2047	8,000,000	8,720,258
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C-1A	4.00	5-15-2042	2,250,000	2,285,020
Western Regional Off-Track Betting Corp.144A	4.13	12-1-2041	2,400,000	2,230,827
				50,459,464
Tax revenue: 3.18%
Empire State Development Corp. Personal Income Tax Revenue Series A	5.00	3-15-2041	3,750,000	4,086,988
Empire State Development Corp. Personal Income Tax Revenue Series A	5.00	3-15-2042	4,075,000	4,423,584
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2042	8,045,000	8,117,026
Empire State Development Corp. Personal Income Tax Revenue Series C	5.00	3-15-2047	8,000,000	8,576,384
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2043	8,040,000	8,074,941
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2046	5,670,000	5,643,593
New York City Transitional Finance Authority Building Aid Revenue Series S-1	5.00	7-15-2040	3,155,000	3,168,540
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-1	4.00	8-1-2041	1,900,000	1,919,576
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-1	5.00	8-1-2031	17,075,000	17,096,689
New York City Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	5-1-2038	5,000,000	5,380,480
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-2	5.00	8-1-2037	12,140,000	12,748,735
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 37

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00%	8-1-2041	$5,580,000	$5,598,402
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,000,000	5,070,968
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2042	10,000,000	10,047,952
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2043	2,335,000	2,345,435
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2044	10,710,000	10,728,415
New York City Transitional Finance Authority Future Tax Secured Revenue Series D-1	5.50	11-1-2045	21,670,000	24,795,295
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2038	4,000,000	4,164,951
New York City Transitional Finance Authority Future Tax Secured Revenue Series F-1	5.00	5-1-2042	2,390,000	2,487,298
New York City Transitional Finance Authority Future Tax Secured Revenue Series B	5.50	5-1-2044	5,770,000	6,695,302
New York City Transitional Finance Authority Future Tax Secured Revenue Series B	5.50	5-1-2047	7,040,000	8,107,767
New York City Transitional Finance Authority Future Tax Secured Revenue Series C%%	5.00	5-1-2050	11,750,000	12,899,337
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	2-15-2034	3,790,000	3,932,401
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	6,750,000	7,148,290
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.25	3-15-2052	4,500,000	5,038,708
New York State Dormitory Authority Personal Income Tax Revenue Series B	5.00	2-15-2045	7,330,000	7,354,591
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00	2-15-2039	5,000,000	5,120,319
New York State Dormitory Authority Personal Income Tax Revenue Series D	5.00	2-15-2048	12,500,000	13,279,707
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	6,000,000	6,071,758
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2044	2,700,000	2,708,682
New York State Dormitory Authority Personal Income Tax Revenue Series E	5.00	2-15-2044	9,600,000	9,633,684
New York State Thruway Authority Personal Income Tax Revenue Series A	5.00	3-15-2048	10,000,000	10,868,683
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series A-1	5.25	5-15-2059	5,075,000	5,642,877
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series A-1	5.25	5-15-2064	4,000,000	4,430,619
				253,407,977
Transportation revenue: 1.16%
Metropolitan Transportation Authority Series A	5.25	11-15-2049	10,000,000	10,994,478
Metropolitan Transportation Authority Series A-1øø	5.00	11-15-2048	7,300,000	7,308,123
See accompanying notes to portfolio of investments
38 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Metropolitan Transportation Authority Series A2	5.00%	11-15-2027	$12,640,000	$13,429,580
Metropolitan Transportation Authority Series C	5.00	11-15-2040	3,425,000	3,644,084
Metropolitan Transportation Authority Series C (AGM Insured)	5.00	11-15-2041	9,700,000	10,343,341
Metropolitan Transportation Authority Series C (BAM Insured)	5.00	11-15-2042	3,005,000	3,196,355
Metropolitan Transportation Authority Series C-1	5.00	11-15-2035	2,000,000	2,037,442
Metropolitan Transportation Authority Series D-1øø	5.00	11-15-2034	5,000,000	5,005,553
Metropolitan Transportation Authority Series G-3 (SIFMA Municipal Swap+0.43%)±	3.58	11-1-2031	15,000,000	14,974,699
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2044	3,975,000	4,162,916
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2047	4,000,000	4,357,967
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2049	7,750,000	8,256,356
Triborough Bridge & Tunnel Authority Series A	5.50	11-15-2057	4,000,000	4,475,057
				92,185,951
Utilities revenue: 0.27%
New York Power Authority Series A	4.00	11-15-2045	10,000,000	9,990,204
New York Power Authority Series A%%	4.00	11-15-2054	5,000,000	4,950,555
Utility Debt Securitization Authority	5.00	12-15-2037	3,780,000	3,864,204
Utility Debt Securitization Authority	5.00	12-15-2040	2,870,000	3,016,555
				21,821,518
Water & sewer revenue: 2.17%
New York City Municipal Water Finance Authority Series BB-1	5.25	6-15-2054	7,000,000	7,783,548
New York City Municipal Water Finance Authority Series BB1 (Mizuho Bank Limited SPA)ø	4.15	6-15-2044	3,455,000	3,455,000
New York City Municipal Water Finance Authority Water & Sewer System Series AA-1	5.25	6-15-2052	5,250,000	5,791,641
New York City Municipal Water Finance Authority Water & Sewer System Series AA-4 (State Street Bank & Trust Co. SPA)ø	4.00	6-15-2049	40,645,000	40,645,000
New York City Municipal Water Finance Authority Water & Sewer System Series CC (State Street Bank & Trust Co. SPA)ø	3.85	6-15-2041	20,000,000	20,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series CC-1	5.00	6-15-2049	12,240,000	13,026,303
New York City Municipal Water Finance Authority Water & Sewer System Series CC-1	5.25	6-15-2054	11,005,000	12,292,347
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.25	6-15-2047	24,940,000	27,026,738
New York City Municipal Water Finance Authority Water & Sewer System Series DD1	5.00	6-15-2048	3,000,000	3,137,235
New York State Environmental Facilities Corp. Revolving Fund Series A	5.00	6-15-2045	26,855,000	27,168,922
New York State Environmental Facilities Corp. Revolving Fund Series B	5.00	6-15-2048	10,035,000	10,493,734
Western Nassau County Water Authority Series A	4.00	4-1-2046	1,100,000	1,079,691
Western Nassau County Water Authority Series A	4.00	4-1-2051	1,000,000	962,261
				172,862,420
				1,030,469,348
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 39

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Carolina: 0.87%
Airport revenue: 0.04%
Raleigh Durham Airport Authority Series A AMT	5.00%	5-1-2035	$3,400,000	$3,656,394
Education revenue: 0.03%
North Carolina Capital Facilities Finance Agency Meredith College	5.00	6-1-2038	500,000	500,999
North Carolina Capital Facilities Finance Agency Wake Forest University	5.00	1-1-2033	1,000,000	1,036,396
University of North Carolina at Asheville	5.00	6-1-2042	625,000	638,944
				2,176,339
Health revenue: 0.27%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series A	5.00	1-15-2036	500,000	536,200
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series C (JPMorgan Chase Bank N.A. SPA)ø	4.00	1-15-2037	300,000	300,000
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series E (Royal Bank of Canada LOC)ø	3.85	1-15-2042	10,000,000	10,000,000
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series G (JPMorgan Chase Bank N.A. SPA)ø	4.00	1-15-2048	2,200,000	2,200,000
North Carolina Medical Care Commission Carolina Meadows, Inc. Obligated Group	5.25	12-1-2054	2,500,000	2,708,360
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Obligated Group	5.00	11-1-2031	1,500,000	1,539,297
North Carolina Medical Care Commission FirstHealth of the Carolinas, Inc. Series D (Truist Bank LOC)ø	4.15	10-1-2032	1,640,000	1,640,000
North Carolina Medical Care Commission Forest at Duke, Inc. Obligated Group	4.00	9-1-2051	1,100,000	961,451
North Carolina Medical Care Commission Presbyterian Homes Obligated Group Series C	4.00	10-1-2031	1,500,000	1,510,142
				21,395,450
Housing revenue: 0.07%
City of Raleigh Series A	5.00	10-1-2033	1,000,000	1,000,000
North Carolina Capital Facilities Finance Agency NCA&T University Foundation LLC Series A (AGC Insured)	5.00	6-1-2027	1,000,000	1,011,966
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2034	2,250,000	2,280,841
North Carolina Housing Finance Agency Series 54-A (GNMA / FNMA / FHLMC Insured)	4.55	7-1-2044	1,000,000	1,017,960
				5,310,767
Miscellaneous revenue: 0.01%
City of Charlotte Series C	5.00	6-1-2030	1,000,000	1,001,482
Resource recovery revenue: 0.19%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	3.90	6-1-2038	15,000,000	14,996,583
See accompanying notes to portfolio of investments
40 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.16%
North Carolina Department of Transportation I-77 Mobility Partners LLC AMT	5.00%	6-30-2028	$1,275,000	$1,289,400
North Carolina Turnpike Authority (AGM Insured)	5.00	1-1-2049	4,500,000	4,720,495
North Carolina Turnpike Authority Series A	5.00	7-1-2042	500,000	509,355
North Carolina Turnpike Authority Series A (AGM Insured)	5.00	1-1-2054	6,000,000	6,490,453
				13,009,703
Water & sewer revenue: 0.10%
Town of Fuquay-Varina Combined Utilities Revenue Series A	4.00	2-1-2049	8,000,000	7,993,408
				69,540,126
North Dakota: 0.17%
Miscellaneous revenue: 0.12%
University of North Dakota Series A COP	5.00	4-1-2057	9,000,000	9,266,134
Water & sewer revenue: 0.05%
North Dakota PFA Series A	5.00	10-1-2038	3,780,000	4,048,439
				13,314,573
Ohio: 1.28%
Education revenue: 0.06%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2035	650,000	607,995
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2040	720,000	638,277
Ohio Higher Educational Facility Commission Kenyon College	5.00	7-1-2037	3,100,000	3,522,606
				4,768,878
GO revenue: 0.05%
State of Ohio Series A	5.00	2-1-2036	4,265,000	4,373,213
Health revenue: 0.60%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2041	4,830,000	4,739,713
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2047	3,000,000	2,730,300
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2047	5,205,000	5,208,239
County of Franklin OhioHealth Obligated Group Series A	4.00	5-15-2047	1,000,000	970,804
County of Franklin Trinity Health Corp. Obligated Group Series A	4.00	12-1-2044	3,450,000	3,439,799
County of Franklin Trinity Health Corp. Obligated Group Series A	5.00	12-1-2047	5,000,000	5,136,862
County of Hamilton Cincinnati Children’s Hospital Medical Center Obligated Group Series CC	5.00	11-15-2041	2,250,000	2,689,912
County of Hamilton UC Health Obligated Group	5.00	9-15-2045	7,500,000	7,563,151
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	4,250,000	4,341,140
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	3,000,000	2,921,002
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 41

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
State of Ohio Children’s Hospital Medical Center of Akron Obligated Group Series A	5.25%	8-15-2048	$5,000,000	$5,588,140
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0507 (Royal Bank of Canada LIQ)144Aø	3.18	11-15-2041	2,800,000	2,800,000
				48,129,062
Housing revenue: 0.38%
Ohio Water Development Authority	5.00	12-1-2035	5,390,000	5,633,052
Ohio Water Development Authority	5.00	12-1-2036	2,000,000	2,087,612
RiverSouth Authority Series A	5.75	12-1-2027	1,925,000	1,925,900
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2026	2,030,000	2,051,344
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2028	1,610,000	1,626,333
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2030	2,250,000	2,271,995
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2035	12,000,000	12,113,767
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2039	2,500,000	2,519,833
				30,229,836
Tax revenue: 0.07%
County of Franklin Sales Tax Revenue	5.00	6-1-2048	5,000,000	5,236,306
Tobacco revenue: 0.01%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	6,000,000	570,922
Transportation revenue: 0.02%
Summit County Development Finance Authority University of Akron Parking Project	5.50	12-1-2043	1,700,000	1,865,426
Utilities revenue: 0.03%
Ohio Air Quality Development Authority Duke Energy Corp. Series A AMTøø	4.25	11-1-2039	2,000,000	2,035,948
Water & sewer revenue: 0.06%
Ohio Water Development Authority Water Pollution Control Loan Fund Series C (TD Bank N.A. LIQ)ø	3.80	12-1-2054	5,000,000	5,000,000
				102,209,591
Oklahoma: 0.74%
Airport revenue: 0.37%
Oklahoma City Airport Trust AMT	5.00	7-1-2043	9,000,000	9,266,928
Oklahoma City Airport Trust AMT	5.00	7-1-2047	11,500,000	11,789,770
Tulsa Airports Improvement Trust Series A AMT (AGM Insured)	5.00	6-1-2043	4,485,000	4,598,423
Tulsa Airports Improvement Trust Series A AMT (AGM Insured)	5.25	6-1-2048	3,770,000	3,899,282
				29,554,403
Education revenue: 0.01%
Oklahoma County Finance Authority Aerospace Science & Technology Education Center, Inc.144A	6.00	6-15-2044	1,000,000	1,036,140
See accompanying notes to portfolio of investments
42 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.05%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series A	5.00%	8-15-2032	$2,365,000	$2,393,740
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Cø	3.60	8-15-2031	1,385,000	1,385,000
				3,778,740
Housing revenue: 0.30%
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2030	2,000,000	2,066,878
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2031	1,145,000	1,183,504
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	4,440,000	4,516,610
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2031	5,520,000	5,584,402
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	4,000,000	4,028,665
Oklahoma Development Finance Authority State University Series A	5.25	6-1-2037	4,535,000	5,140,141
Pontotoc County Educational Facilities Authority Ada Independent School District No. 19	4.00	9-1-2040	1,000,000	990,500
				23,510,700
Transportation revenue: 0.01%
Oklahoma Turnpike Authority Series A	5.00	1-1-2042	1,000,000	1,018,657
				58,898,640
Oregon: 1.82%
Airport revenue: 1.30%
Port of Portland Airport Revenue Series 24B AMT	5.00	7-1-2034	1,905,000	1,963,688
Port of Portland Airport Revenue Series 30A AMT##	5.25	7-1-2049	48,000,000	52,744,306
Port of Portland Airport Revenue Series 30A AMT	5.25	7-1-2054	45,000,000	49,016,389
				103,724,383
GO revenue: 0.03%
Washington County School District No. 13 Banks Series A CAB¤	0.00	6-15-2044	2,500,000	1,054,194
Washington County School District No. 13 Banks Series A CAB¤	0.00	6-15-2051	5,000,000	1,422,866
				2,477,060
Health revenue: 0.40%
Astoria Hospital Facilities Authority Columbia Lutheran Charities Obligated Group	5.25	8-1-2054	4,500,000	4,819,222
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.13	11-15-2040	500,000	507,934
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.25	11-15-2050	500,000	503,370
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.38	11-15-2055	1,000,000	1,007,439
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00	8-15-2045	4,390,000	4,613,202
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A (AGM Insured)	4.00	8-15-2045	13,650,000	13,469,144
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 43

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Oregon Health & Science University Obligated Group Series A	4.00%	7-1-2044	$2,000,000	$2,020,196
Salem Hospital Facility Authority Health Obligated Group Series A	5.00	5-15-2046	5,000,000	5,058,350
				31,998,857
Utilities revenue: 0.09%
City of Eugene Electric Utility System Revenue	5.00	8-1-2049	4,500,000	4,976,357
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2045	1,260,000	1,265,008
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2049	800,000	794,664
				7,036,029
				145,236,329
Pennsylvania: 6.09%
Airport revenue: 0.47%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2036	10,000,000	10,695,412
Allegheny County Airport Authority Series A AMT (AGM Insured)	4.00	1-1-2046	2,000,000	1,971,919
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2029	1,000,000	1,045,039
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2031	750,000	780,466
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2042	7,860,000	8,045,454
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2047	9,950,000	10,137,521
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2037	1,695,000	1,710,277
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2038	1,260,000	1,267,100
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2039	1,830,000	1,831,750
				37,484,938
Education revenue: 0.20%
Montgomery County Higher Education & Health Authority Arcadia University	5.00	4-1-2025	1,625,000	1,631,293
Pennsylvania EDFA Villanova University	4.00	8-1-2054	2,410,000	2,368,090
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AGM Insured)	5.00	5-1-2046	4,885,000	5,173,159
Philadelphia IDA Frankford Valley Foundation for Literacy144A	5.00	6-15-2043	2,500,000	2,561,286
Philadelphia IDA St. Joseph’s University Series C	4.00	11-1-2038	1,000,000	1,007,472
Philadelphia IDA Tacony Academy Charter School144A	5.50	6-15-2043	1,250,000	1,294,300
State Public School Building Authority Community College Of Philadelphia Series A (BAM Insured)	5.00	6-15-2026	2,000,000	2,026,390
				16,061,990
GO revenue: 0.57%
City of Philadelphia Series B (Barclays Bank plc LOC)ø	3.05	8-1-2031	500,000	500,000
Cumberland Valley School District Series A (AGM Insured)	5.00	11-15-2044	1,275,000	1,398,729
Cumberland Valley School District Series A (AGM Insured)	5.00	11-15-2047	3,600,000	3,903,952
Interboro School District (AGM Insured)	5.50	8-15-2063	1,580,000	1,770,207
Moon Area School District Series A	5.00	11-15-2024	3,425,000	3,430,801
North Pocono School District Series A (AGM Insured)	4.00	9-15-2029	2,170,000	2,284,527
North Pocono School District Series A (AGM Insured)	4.00	9-15-2032	1,750,000	1,818,652
School District of Philadelphia Series A	4.00	9-1-2037	2,365,000	2,427,729
School District of Philadelphia Series A	4.00	9-1-2038	1,700,000	1,738,674
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2040	5,500,000	5,602,082
See accompanying notes to portfolio of investments
44 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
School District of Philadelphia Series A (BAM Insured)	4.00%	9-1-2041	$7,000,000	$7,109,852
School District of Philadelphia Series F	5.00	9-1-2035	3,820,000	3,928,832
West Mifflin School District (AGM Insured)	5.00	4-1-2025	1,180,000	1,189,566
West Mifflin School District (AGM Insured)	5.00	4-1-2026	1,200,000	1,236,806
West Mifflin School District (AGM Insured)	5.00	4-1-2027	1,000,000	1,046,529
Williamsport Area School District (AGM Insured)	4.00	3-1-2032	1,440,000	1,440,344
Williamsport Area School District (AGM Insured)	4.00	3-1-2033	1,490,000	1,490,323
Williamsport Area School District (AGM Insured)	4.00	3-1-2034	1,555,000	1,555,307
Williamsport Area School District (AGM Insured)	4.00	3-1-2035	1,205,000	1,205,215
				45,078,127
Health revenue: 1.76%
Allegheny County Hospital Development Authority Health Network Obligated Group Series A	5.00	4-1-2047	5,000,000	5,126,893
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	3.85	11-15-2047	10,000,000	9,896,637
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2039	2,250,000	2,263,554
Chester County Health & Education Facilities Authority Main Line Health System, Inc. Obligated Group Series A	4.00	9-1-2050	3,500,000	3,288,955
Geisinger Authority Health System Obligated Group Series A-1	4.00	2-15-2047	22,000,000	21,617,182
General Authority of Southcentral Pennsylvania WellSpan Health Obligated Group Series E (U.S. Bank N.A. SPA)ø	3.90	6-1-2035	300,000	300,000
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AGM Insured)	5.00	7-1-2037	4,175,000	4,555,052
Lancaster County Hospital Authority Health System Obligated Group	5.00	8-15-2046	10,000,000	10,166,528
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2044	1,200,000	1,284,641
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2035	2,750,000	2,786,061
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2038	1,000,000	1,005,303
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	5.00	9-1-2031	4,100,000	4,415,950
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series A	5.00	9-1-2043	3,085,000	3,195,402
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AGM Insured)	5.00	8-15-2049	6,000,000	6,648,740
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AGM Insured)	5.25	8-15-2053	10,000,000	11,275,674
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	1,250,000	1,336,658
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,500,000	1,612,000
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	2-15-2042	6,000,000	6,022,093
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	4,000,000	3,985,335
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-1-2030	8,995,000	9,004,337
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 45

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Pennsylvania EDFA UPMC Obligated Group Series A	5.00%	2-15-2036	$1,000,000	$1,118,663
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2038	2,150,000	2,379,131
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2039	3,500,000	3,848,906
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2045	6,500,000	6,420,902
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2049	7,000,000	7,309,611
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A	5.00	8-15-2042	3,000,000	3,090,892
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series A	5.00	9-1-2045	2,640,000	2,648,070
Quakertown General Authority LifeQuest Obligated Group Series C	4.50	7-1-2027	465,000	457,343
Quakertown General Authority LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	967,851
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	625,000	583,913
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2029	700,000	734,877
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2030	550,000	577,209
				139,924,363
Housing revenue: 0.91%
Chester County School Authority Intermediate Unit (BAM Insured)	5.00	4-1-2041	1,745,000	1,879,788
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	600,000	614,241
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	16,375,000	16,713,258
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	5.75	6-30-2048	6,000,000	6,690,179
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	6.00	6-30-2061	2,500,000	2,825,164
Pennsylvania Housing Finance Agency	4.45	10-1-2044	3,000,000	3,036,604
Pennsylvania Housing Finance Agency Series 142-A	5.00	10-1-2043	5,900,000	6,228,625
Pennsylvania Housing Finance Agency Series 142-A	5.50	10-1-2053	2,890,000	3,097,635
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2034	1,915,000	1,978,533
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2035	16,715,000	17,251,867
State Public School Building Authority School District of Philadelphia Series A (AGM Insured)	5.00	6-1-2030	3,800,000	3,953,412
State Public School Building Authority School District of Philadelphia Series A (AGM Insured)	5.00	6-1-2031	5,000,000	5,197,591
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2030	1,065,000	1,115,709
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2031	1,110,000	1,157,294
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2032	1,155,000	1,200,983
				72,940,883
Miscellaneous revenue: 0.07%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75	7-1-2027	4,025,000	4,568,958
Pennsylvania Finance Authority Hills Project Series B (NPFGC Insured)¤	0.00	12-1-2025	1,060,000	1,020,664
				5,589,622
See accompanying notes to portfolio of investments
46 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.18%
Pennsylvania EDFA Republic Services, Inc. AMTøø	3.95%	6-1-2044	$14,000,000	$14,000,028
Tax revenue: 0.08%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2036	750,000	812,088
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2042	2,000,000	2,113,121
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	3,000,000	3,324,286
				6,249,495
Tobacco revenue: 0.15%
Commonwealth Financing Authority (AGM Insured)	4.00	6-1-2039	12,000,000	12,085,313
Transportation revenue: 1.45%
Delaware River Port Authority	5.00	1-1-2040	17,000,000	17,067,929
Pennsylvania EDFA Series A (AGM Insured)	4.13	1-1-2044	1,140,000	1,142,571
Pennsylvania EDFA Series A (AGM Insured)	5.00	1-1-2032	2,110,000	2,383,078
Pennsylvania EDFA Series A (AGM Insured)	5.00	1-1-2033	2,455,000	2,731,239
Pennsylvania EDFA Series A (AGM Insured)	5.00	1-1-2039	1,500,000	1,626,779
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	6,000,000	6,318,095
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.25	12-1-2048	5,145,000	5,430,576
Pennsylvania Turnpike Commission Series 1st	5.00	12-1-2040	1,000,000	1,126,256
Pennsylvania Turnpike Commission Series 1st	5.00	12-1-2041	3,000,000	3,362,953
Pennsylvania Turnpike Commission Series 2nd	5.00	12-1-2035	9,900,000	10,442,015
Pennsylvania Turnpike Commission Series A	5.00	12-1-2044	8,905,000	9,510,382
Pennsylvania Turnpike Commission Series A (AGM Insured)	4.00	12-1-2049	8,095,000	7,945,519
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2041	9,345,000	9,455,918
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	1,822,580
Pennsylvania Turnpike Commission Series B	4.00	12-1-2046	3,000,000	2,976,870
Pennsylvania Turnpike Commission Series B	5.25	12-1-2052	8,250,000	9,136,150
Pennsylvania Turnpike Commission Series B-1	5.00	6-1-2028	1,450,000	1,530,226
Pennsylvania Turnpike Commission Series B-1	5.25	6-1-2047	9,960,000	10,284,517
Pennsylvania Turnpike Commission Series B-2	5.00	6-1-2027	1,260,000	1,342,610
Pennsylvania Turnpike Commission Series B-2	5.00	6-1-2031	5,000,000	5,243,587
Pennsylvania Turnpike Commission Series C	5.00	12-1-2046	4,125,000	4,503,212
				115,383,062
Utilities revenue: 0.06%
Philadelphia Gas Works Co. Series A (AGM Insured)	4.00	8-1-2045	5,000,000	5,009,054
Water & sewer revenue: 0.19%
City of Philadelphia Water & Wastewater Revenue Series B	5.00	7-1-2033	8,000,000	8,100,937
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	2,200,000	2,417,655
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	5,500,000	5,045,636
				15,564,228
				485,371,103
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 47

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Rhode Island: 0.30%
Airport revenue: 0.03%
Rhode Island Commerce Corp. Airport Corp.	5.00%	7-1-2031	$2,115,000	$2,251,715
Education revenue: 0.03%
Rhode Island Health & Educational Building Corp. Providence College Series A	5.00	11-1-2046	1,855,000	2,007,738
Housing revenue: 0.01%
Providence Public Building Authority Series A (AGC Insured)	5.25	9-15-2044	1,000,000	1,113,891
Miscellaneous revenue: 0.09%
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2042	2,000,000	2,260,434
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2043	2,335,000	2,628,068
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2044	2,100,000	2,355,504
				7,244,006
Tax revenue: 0.14%
Rhode Island Turnpike & Bridge Authority Series A	5.00	10-1-2040	10,640,000	10,863,378
				23,480,728
South Carolina: 1.33%
Education revenue: 0.12%
South Carolina Jobs-EDA York Preparatory Academy, Inc. Series A144A	7.25	11-1-2045	1,500,000	1,504,103
University of South Carolina Series A	5.00	5-1-2043	8,155,000	8,415,611
				9,919,714
Health revenue: 0.09%
South Carolina Jobs-EDA Novant Health Obligated Group Series A	5.50	11-1-2046	6,000,000	6,880,582
Housing revenue: 0.00%
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3079 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	3.47	7-1-2028	236,000	236,000
Resource recovery revenue: 0.01%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	370,000	296,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.00	2-1-2035	1,880,000	94,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.25	2-1-2045	2,750,000	137,500
				527,500
Utilities revenue: 1.11%
Patriots Energy Group Financing Agency Series A1øø	5.25	10-1-2054	2,000,000	2,171,606
Patriots Energy Group Financing Agency Series B-1øø	5.25	2-1-2054	10,000,000	10,995,676
South Carolina Public Service Authority Series A	4.00	12-1-2040	1,500,000	1,493,773
See accompanying notes to portfolio of investments
48 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
South Carolina Public Service Authority Series B (AGM Insured)	5.00%	12-1-2049	$17,500,000	$19,022,740
South Carolina Public Service Authority Series B (AGM Insured)	5.00	12-1-2054	18,000,000	19,403,926
South Carolina Public Service Authority Series E	5.75	12-1-2047	31,250,000	35,559,322
				88,647,043
				106,210,839
South Dakota: 0.41%
GO revenue: 0.08%
County of Lincoln	5.00	12-1-2048	6,000,000	6,442,221
Health revenue: 0.27%
South Dakota HEFA Avera Health Obligated Group	5.00	7-1-2046	10,000,000	10,210,972
South Dakota HEFA Avera Health Obligated Group Series A	5.25	7-1-2054	10,000,000	11,130,309
				21,341,281
Housing revenue: 0.06%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2025	1,000,000	1,008,879
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,588,968
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,059,049
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,308,563
				4,965,459
				32,748,961
Tennessee: 1.95%
Airport revenue: 0.28%
Metropolitan Nashville Airport Authority Series B AMT	5.25	7-1-2047	15,750,000	17,045,628
Metropolitan Nashville Airport Authority Series B AMT	5.50	7-1-2052	5,000,000	5,489,570
				22,535,198
Education revenue: 0.04%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University	4.00	10-1-2054	3,000,000	2,981,976
Health revenue: 0.20%
Chattanooga Health Educational & Housing Facility Board Erlanger Health Obligated Group	5.25	12-1-2049	8,500,000	9,373,853
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00	7-1-2046	4,000,000	4,036,817
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00	7-1-2048	2,750,000	2,806,150
				16,216,820
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 49

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.02%
Knoxville’s Community Development Corp. Bell Street 3 LP (Department of Housing and Urban Development Insured)	4.25%	10-1-2024	$1,500,000	$1,500,000
Miscellaneous revenue: 0.27%
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series A (AGM Insured)	5.25	7-1-2048	4,000,000	4,428,643
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series B (AGM Insured)	5.00	7-1-2041	2,015,000	2,239,035
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series B (AGM Insured)	5.00	7-1-2043	2,515,000	2,771,466
Public Building Authority of Sevier County Series B-2 (Truist Bank LOC)ø	4.15	6-1-2039	12,100,000	12,100,000
				21,539,144
Utilities revenue: 1.14%
Tender Option Bond Trust Receipts/Certificates Series 2022- XM1024 (Morgan Stanley Bank LIQ)144Aø	3.29	5-1-2052	7,500,000	7,500,000
Tennergy Corp. Series Aøø	4.00	12-1-2051	29,050,000	29,554,546
Tennergy Corp. Series Aøø	5.50	10-1-2053	10,000,000	10,908,280
Tennessee Energy Acquisition Corp.øø	4.00	11-1-2049	25,000,000	25,138,948
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	13,000,000	13,686,561
Tennessee Energy Acquisition Corp. Series Aøø	5.00	5-1-2052	2,640,000	2,861,880
Tennessee Energy Acquisition Corp. Series A	5.25	9-1-2026	1,100,000	1,132,994
				90,783,209
				155,556,347
Texas: 9.82%
Airport revenue: 0.39%
City of Austin Airport System Revenue AMT	5.00	11-15-2039	8,000,000	8,004,727
City of Austin Airport System Revenue AMT	5.00	11-15-2040	3,000,000	3,236,972
City of Austin Airport System Revenue AMT	5.00	11-15-2044	3,500,000	3,501,025
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2041	4,750,000	4,909,422
Dallas Fort Worth International Airport Series B	5.00	11-1-2050	8,000,000	8,649,544
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,569,772
				30,871,462
Education revenue: 0.76%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144Aøø	4.50	6-15-2056	1,000,000	1,000,366
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.88	6-15-2059	1,000,000	1,002,285
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	5.00	6-15-2064	1,200,000	1,203,485
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00	2-15-2042	500,000	508,623
Board of Regents of the University of Texas System Series B%%	4.00	8-15-2054	15,000,000	14,755,918
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	4.00	8-15-2047	3,000,000	2,852,808
See accompanying notes to portfolio of investments
50 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Clifton Higher Education Finance Corp. IDEA Public Schools Series T	4.00%	8-15-2047	$2,500,000	$2,488,497
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.75	8-15-2038	2,000,000	2,036,603
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.00	8-15-2038	6,000,000	6,119,397
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.13	8-15-2048	6,750,000	6,866,424
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50	6-15-2033	3,020,000	3,130,145
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00	6-15-2048	3,000,000	3,052,412
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2030	1,460,000	1,546,896
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2032	650,000	685,295
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2039	750,000	779,423
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2040	1,000,000	1,036,475
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2041	900,000	930,818
Tender Option Bond Trust Receipts/Certificates Series 2021- MS0002 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	3.55	6-15-2056	7,500,000	7,500,000
University of Houston Series A	5.00	2-15-2047	3,000,000	3,242,862
				60,738,732
GO revenue: 3.15%
City of Aubrey Series A%%	4.00	2-15-2049	3,000,000	2,925,980
City of DeSoto	4.00	2-15-2041	2,340,000	2,383,546
City of El Paso	4.00	8-15-2031	6,500,000	6,635,754
City of Georgetown	4.00	8-15-2043	2,140,000	2,148,603
City of Houston Series A	4.00	3-1-2034	1,000,000	1,012,927
City of Houston Series A	5.25	3-1-2049	20,000,000	22,347,968
City of Hutto (BAM Insured)	4.13	8-1-2049	5,000,000	4,985,441
City of Palestine (AGM Insured)	4.00	2-15-2051	4,000,000	3,793,154
City of Port Isabel144A	5.10	2-15-2049	905,000	917,110
City of Sugar Land	5.00	2-15-2030	1,250,000	1,315,497
City of Temple	5.00	8-1-2032	1,070,000	1,086,657
City of Waco Series A	5.25	2-1-2054	6,000,000	6,652,305
Conroe Independent School District	4.00	2-15-2049	12,000,000	11,775,745
County of Dallas	5.00	8-15-2042	4,275,000	4,741,112
County of Travis Series A	5.00	3-1-2036	12,470,000	13,512,776
County of Travis Series A	5.00	3-1-2039	6,250,000	6,696,403
Denton Independent School District	5.00	8-15-2053	8,000,000	8,691,346
El Paso County Hospital District (AGC Insured)	5.00	8-15-2042	2,500,000	2,757,798
El Paso County Hospital District (AGC Insured)	5.00	8-15-2043	3,500,000	3,844,420
Elgin Independent School District	5.00	8-1-2054	7,000,000	7,700,711
Fort Worth Independent School District	5.00	2-15-2047	5,935,000	6,179,919
Harris County Flood Control District Series A	4.00	9-15-2042	3,545,000	3,603,237
Houston Independent School District Series Cøø	4.00	6-1-2039	2,000,000	2,009,224
Krum Independent School District	4.25	8-15-2054	3,000,000	3,005,112
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 51

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Longview Independent School District	4.00%	2-15-2049	$19,250,000	$18,948,495
Montgomery County Municipal Utility District No. 108 (AGC Insured)	4.00	9-1-2050	4,260,000	4,083,187
Nacogdoches Independent School District	5.00	2-15-2049	8,560,000	8,907,273
Northwest Independent School District Series A	4.00	2-15-2049	7,225,000	7,149,489
Pasadena Independent School District	5.00	2-15-2047	6,250,000	6,800,907
Rockwall Independent School District	5.00	2-15-2054	20,000,000	21,890,708
Royse City Independent School District	5.00	8-15-2034	3,025,000	3,072,667
Salado Independent School District	5.00	2-15-2049	1,605,000	1,662,162
San Antonio Independent School District	5.00	8-15-2048	13,000,000	13,116,762
Socorro Independent School District	4.00	8-15-2040	5,000,000	5,037,712
Splendora Independent School District	5.00	2-15-2054	8,820,000	9,551,809
Tender Option Bond Trust Receipts/Certificates Series 2024- ZF3246 (Morgan Stanley LIQ)144Aø	3.18	9-1-2057	2,000,000	2,000,000
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2033	555,000	555,045
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2034	1,465,000	1,465,121
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2035	1,520,000	1,520,132
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2036	1,585,000	1,585,125
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2041	5,005,000	5,546,763
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2043	6,885,000	7,586,532
				251,202,634
Health revenue: 0.46%
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group	5.00	10-1-2027	3,000,000	3,068,165
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2037	3,000,000	3,040,412
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2038	2,300,000	2,327,298
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A (BAM Insured)	4.00	10-1-2037	3,000,000	3,051,383
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A (BAM Insured)	4.00	10-1-2038	3,000,000	3,038,340
Midland County Hospital District Series A (BAM Insured)	5.25	5-15-2054	3,000,000	3,360,278
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	4.00	8-15-2033	2,050,000	2,072,640
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series D	5.50	11-15-2047	7,025,000	7,863,178
Tarrant County Cultural Education Facilities Finance Corp. CHRISTUS Health Obligated Group Series A	5.00	7-1-2053	5,625,000	5,968,271
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2044	1,375,000	1,494,260
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2049	1,000,000	1,069,669
				36,353,894
Housing revenue: 0.58%
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	3.47	3-1-2038	1,220,000	1,220,000
See accompanying notes to portfolio of investments
52 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Tender Option Bond Trust Receipts/Certificates Series 2024- XG0585 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	4.35%	7-1-2064	$27,375,000	$27,375,000
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.13	9-1-2048	3,000,000	3,151,426
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.25	9-1-2053	3,000,000	3,164,065
Texas PFA Facilities Commission	4.00	2-1-2036	2,175,000	2,237,494
Texas PFA Facilities Commission Series 2019	4.00	2-1-2034	5,000,000	5,185,768
Texas PFA Facilities Commission Series 2019	4.00	2-1-2035	2,000,000	2,066,123
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	2,000,000	2,015,692
				46,415,568
Industrial development revenue: 0.13%
City of Houston Airport System Revenue United Airlines, Inc. Series B-2 AMT	5.00	7-15-2027	2,500,000	2,561,458
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	5,000,000	5,140,317
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.13	1-1-2044	2,000,000	2,086,266
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.25	1-1-2054	1,000,000	1,044,800
				10,832,841
Miscellaneous revenue: 0.73%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AGM Insured)	5.00	10-1-2048	20,000,000	21,456,000
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.25	10-1-2048	10,000,000	10,898,189
Greater Texoma Utility Authority Sherman Water & Sewer System Revenue Series A (BAM Insured)	4.38	10-1-2053	1,500,000	1,509,667
Greater Texoma Utility Authority Sherman Water & Sewer System Revenue Series R (BAM Insured)	4.38	10-1-2054	4,000,000	4,022,279
Greater Texoma Utility Authority Water & Sewer System Revenue Series R (BAM Insured)	5.00	10-1-2049	10,000,000	10,784,142
Lower Colorado River Authority LCRA Transmission Services Corp. Series A (AGM Insured)	4.00	5-15-2043	5,000,000	5,066,677
Lower Colorado River Authority Transmission Services Corp.	5.00	5-15-2045	2,000,000	2,012,015
Lower Colorado River Authority Transmission Services Corp. Series A	5.50	5-15-2047	1,990,000	2,218,905
				57,967,874
Tax revenue: 0.45%
City of Dallas144Aøø	6.00	8-15-2053	15,000,000	15,090,945
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	7,000,000	7,034,405
Dallas Area Rapid Transit Series A	5.00	12-1-2048	5,000,000	5,134,398
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2036	1,125,000	1,131,132
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 53

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00%	9-1-2037	$1,430,000	$1,435,690
VIA Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.00	8-1-2049	5,500,000	6,038,971
				35,865,541
Transportation revenue: 0.59%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2044	3,000,000	3,177,268
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	2,450,000	2,576,382
Central Texas Regional Mobility Authority Series B	4.00	1-1-2041	800,000	808,639
Central Texas Regional Mobility Authority Series B	5.00	1-1-2046	1,600,000	1,704,214
Central Texas Turnpike System Series C	5.00	8-15-2033	6,280,000	6,288,835
Central Texas Turnpike System Series C	5.00	8-15-2042	5,000,000	5,540,378
County of Harris Toll Road Revenue	4.00	8-15-2045	3,165,000	3,172,173
County of Harris Toll Road Revenue	4.00	8-15-2050	3,175,000	3,132,917
Grand Parkway Transportation Corp. Series B CAB	4.95	10-1-2029	1,015,000	1,102,292
Grand Parkway Transportation Corp. Series B CAB	5.05	10-1-2030	2,000,000	2,185,226
Grand Parkway Transportation Corp. Series C	4.00	10-1-2039	2,500,000	2,539,193
North Texas Tollway Authority Series A	5.00	1-1-2033	3,600,000	3,612,942
North Texas Tollway Authority Series A	5.00	1-1-2035	4,000,000	4,014,380
North Texas Tollway Authority Series A	5.25	1-1-2038	3,500,000	3,979,438
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	3,000,000	3,037,972
				46,872,249
Utilities revenue: 0.37%
City of San Antonio Electric & Gas Systems Revenue (SIFMA Municipal Swap+0.87%)±	4.02	2-1-2048	8,000,000	7,990,610
City of San Antonio Electric & Gas Systems Revenue Series B	5.25	2-1-2049	5,000,000	5,591,749
Lower Colorado River Authority (AGM Insured)	4.00	5-15-2040	10,000,000	10,247,503
Texas Municipal Gas Acquisition & Supply Corp. III	5.00	12-15-2032	5,000,000	5,469,237
				29,299,099
Water & sewer revenue: 2.21%
City of Austin Water & Wastewater System Revenue	5.00	11-15-2045	15,065,000	15,427,396
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2046	1,000,000	1,063,150
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2051	1,000,000	1,049,738
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2030	3,810,000	3,885,100
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2047	12,000,000	13,237,434
City of Houston Combined Utility System Revenue Series A	4.00	11-15-2046	2,800,000	2,781,398
City of Laredo Waterworks & Sewer System Revenue	4.25	3-1-2052	10,975,000	11,053,718
City of McKinney Waterworks & Sewer System Revenue	4.00	3-15-2044	8,320,000	8,357,190
San Antonio Water System Series A	5.00	5-15-2043	7,000,000	7,335,138
San Antonio Water System Series A (Truist Bank SPA)ø	4.17	5-1-2054	19,000,000	19,000,000
Texas Water Development Board State Revolving Fund	4.00	8-1-2038	2,500,000	2,577,052
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2036	5,000,000	5,095,944
See accompanying notes to portfolio of investments
54 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00%	10-15-2037	$15,650,000	$15,938,302
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2038	6,500,000	6,614,615
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2044	9,905,000	9,911,616
Texas Water Development Board State Water Implementation Revenue Fund Series B	5.00	4-15-2049	42,000,000	44,152,034
Trinity River Authority Denton Creek Wastewater Treatment System Revenue	4.00	2-1-2043	2,625,000	2,631,367
Trinity River Authority Denton Creek Wastewater Treatment System Revenue	4.00	2-1-2044	1,380,000	1,379,440
Upper Trinity Regional Water District (BAM Insured)	4.38	8-1-2054	5,000,000	5,029,670
				176,520,302
				782,940,196
Utah: 0.71%
Airport revenue: 0.53%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2034	5,910,000	6,408,776
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2035	5,000,000	5,412,937
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2036	2,500,000	2,614,724
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2043	2,500,000	2,574,147
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2048	5,500,000	5,645,327
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2048	13,500,000	14,537,160
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2043	1,500,000	1,569,420
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2048	3,500,000	3,638,014
				42,400,505
Health revenue: 0.13%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2041	8,220,000	8,230,780
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	2,000,000	1,955,516
				10,186,296
Housing revenue: 0.02%
Utah Housing Corp. University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (GNMA / FNMA / FHLMC Insured)	4.70	1-1-2054	1,300,000	1,323,456
Miscellaneous revenue: 0.02%
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2050	1,500,000	1,314,453
Tax revenue: 0.01%
Utah Telecommunication Open Infrastructure Agency	5.50	6-1-2040	1,000,000	1,143,837
				56,368,547
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 55

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Virginia: 1.06%
Health revenue: 0.87%
Albemarle County EDA Sentara Healthcare Obligated Group Series A (TD Bank N.A. SPA)ø	3.15%	10-1-2048	$500,000	$500,000
Fairfax County IDA Inova Health System Obligated Group	4.13	5-15-2054	8,000,000	7,925,110
Fairfax County IDA Inova Health System Obligated Group	5.00	5-15-2051	40,000,000	43,720,772
Fairfax County IDA Inova Health System Obligated Group Series A	4.00	5-15-2048	3,000,000	2,961,162
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	1,495,000	1,495,869
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay Obligated Group Series B-3	5.38	9-1-2029	4,000,000	4,167,391
Virginia Commonwealth University Health System Authority Obligated Group Series B	5.00	7-1-2046	4,270,000	4,372,353
Winchester EDA Valley Health Obligated Group Series B-2 (Truist Bank LOC)ø	4.15	1-1-2054	4,000,000	4,000,000
				69,142,657
Housing revenue: 0.04%
Virginia Commonwealth Transportation Board	4.00	5-15-2046	3,000,000	3,036,966
Tax revenue: 0.00%
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	397,000	138,950
Marquis CDA of York County Virginia Series B	5.63	9-1-2041	1,310,000	458,500
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,824,000	4,560
				602,010
Transportation revenue: 0.15%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	1,800,000	1,752,605
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2048	6,000,000	5,605,115
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	7-1-2029	1,450,000	1,476,116
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	1-1-2040	3,250,000	3,146,662
				11,980,498
				84,762,131
Washington: 3.11%
Airport revenue: 0.88%
Port of Seattle AMT	5.00	4-1-2044	16,000,000	16,579,282
Port of Seattle Series B AMT	5.00	8-1-2047	2,900,000	3,079,519
Port of Seattle Series B AMT	5.25	7-1-2043	15,500,000	17,066,275
Port of Seattle Series B AMT	5.25	7-1-2049	19,000,000	20,571,980
Port of Seattle Series B AMT	5.50	8-1-2047	3,850,000	4,221,740
Port of Seattle Series C AMT	5.00	8-1-2046	7,865,000	8,300,348
				69,819,144
Education revenue: 0.06%
University of Washington Series B	5.00	6-1-2037	2,040,000	2,061,980
See accompanying notes to portfolio of investments
56 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Washington Higher Education Facilities Authority Seattle University	4.00%	5-1-2045	$1,000,000	$977,065
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2030	760,000	837,149
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2032	335,000	365,905
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2033	300,000	326,918
				4,569,017
GO revenue: 1.31%
City of Seattle	4.00	12-1-2040	2,500,000	2,503,106
Clark County School District No. 114 Evergreen	4.00	12-1-2034	2,500,000	2,581,137
County of Grant	5.25	12-1-2047	3,500,000	3,883,142
Grant County Public Hospital District No. 2	5.00	12-1-2038	4,000,000	4,188,088
King County Public Hospital District No. 1	5.00	12-1-2029	8,940,000	9,311,185
King County Public Hospital District No. 1	5.00	12-1-2035	9,430,000	9,749,284
King County School District No. 210 Federal Way	4.00	12-1-2033	10,000,000	10,294,732
King County School District No. 414 Lake Washington	5.00	12-1-2034	1,000,000	1,074,919
Port of Seattle Series B AMT	5.00	6-1-2047	9,825,000	10,610,029
Port of Seattle Series B AMT	5.00	6-1-2049	1,000,000	1,074,895
Snohomish County School District No. 103 Monroe	5.00	12-1-2031	1,500,000	1,520,848
State of Washington Series B	5.00	8-1-2037	6,400,000	6,607,941
State of Washington Series 2016 B	5.00	8-1-2032	8,545,000	8,676,188
State of Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,552,807
State of Washington Series 2017-A	5.00	8-1-2040	3,500,000	3,599,216
State of Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,567,726
State of Washington Series C	5.00	2-1-2044	16,000,000	17,559,101
State of Washington Series F	5.00	6-1-2038	6,500,000	7,264,635
				104,618,979
Health revenue: 0.43%
Jefferson County Public Hospital District No. 2 Series A	5.75	12-1-2033	4,000,000	4,047,615
Jefferson County Public Hospital District No. 2 Series A	6.63	12-1-2043	3,510,000	3,618,827
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2038	3,000,000	3,189,528
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	4.00	9-1-2045	3,000,000	2,860,698
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	4.00	12-1-2045	2,450,000	2,333,546
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2040	1,000,000	1,074,005
Washington Health Care Facilities Authority Multicare Health System Obligated Group Series B	4.00	8-15-2039	4,000,000	3,943,131
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series A	5.00	10-1-2042	6,285,000	6,285,282
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	6,000,000	6,001,585
Washington Health Care Facilities Authority Seattle Children’s Hospital Obligated Group Series A	5.00	10-1-2047	1,055,000	1,085,932
				34,440,149
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 57

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.12%
FYI Properties State of Washington Consolidated Technology Services	5.00%	6-1-2037	$7,395,000	$7,831,366
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2038	1,750,000	1,846,701
				9,678,067
Miscellaneous revenue: 0.11%
State of Washington Series A COP	5.00	7-1-2038	3,265,000	3,439,287
State of Washington Series B COP	5.00	7-1-2039	1,745,000	1,875,682
State of Washington Series B COP	5.00	7-1-2040	1,480,000	1,585,231
State of Washington Series B COP	5.00	7-1-2041	1,555,000	1,658,337
				8,558,537
Utilities revenue: 0.14%
City of Seattle Municipal Light & Power Revenue Series A	4.00	7-1-2043	8,210,000	8,269,431
City of Seattle Municipal Light & Power Revenue Series A	4.00	1-1-2047	3,360,000	3,335,883
				11,605,314
Water & sewer revenue: 0.06%
County of King Sewer Revenue	5.00	7-1-2042	4,660,000	4,868,566
				248,157,773
West Virginia: 0.23%
GO revenue: 0.03%
Ohio County Board of Education	3.00	6-1-2026	2,680,000	2,690,161
Health revenue: 0.06%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2043	4,750,000	5,163,960
Housing revenue: 0.08%
West Virginia Housing Development Fund Series A	4.55	11-1-2049	6,020,000	6,087,005
Tax revenue: 0.06%
Monongalia County Commission Excise Tax District Series A144A	4.13	6-1-2043	1,495,000	1,361,595
Monongalia County Commission Excise Tax District Series A144A	5.50	6-1-2037	2,500,000	2,564,092
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	675,000	692,061
				4,617,748
				18,558,874
Wisconsin: 2.80%
Education revenue: 0.61%
PFA Carolina International School Series A144A	6.75	8-1-2033	2,250,000	2,252,598
PFA Carolina International School Series A144A	7.00	8-1-2043	1,575,000	1,576,596
PFA Carolina International School Series A144A	7.20	8-1-2048	940,000	940,973
PFA Nevada Charter Academies Series A144A	5.00	7-15-2039	1,375,000	1,393,674
PFA Northwest Nazarene University, Inc.	4.25	10-1-2049	5,410,000	4,927,770
PFA University of Kansas	5.00	3-1-2046	15,000,000	15,240,640
Wisconsin HEFA Marquette University	5.00	10-1-2031	6,690,000	7,553,914
See accompanying notes to portfolio of investments
58 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Wisconsin HEFA Marquette University	5.00%	10-1-2032	$7,040,000	$8,038,649
Wisconsin HEFA Medical College of Wisconsin, Inc.	4.00	12-1-2046	5,000,000	4,918,891
Wisconsin HEFA Medical College of Wisconsin, Inc.	4.00	12-1-2051	1,680,000	1,611,803
				48,455,508
GO revenue: 0.16%
City of Milwaukee Series B4 (AGM Insured)	5.00	4-1-2038	3,000,000	3,359,991
City of Milwaukee Series N3 (AGM Insured)	5.00	4-1-2032	4,160,000	4,719,905
Verona Area School District	4.00	4-1-2027	3,385,000	3,462,773
Verona Area School District	4.00	4-1-2028	1,380,000	1,412,739
				12,955,408
Health revenue: 0.96%
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3230 (BAM Insured) (Barclays Bank plc LIQ)144Aø	3.27	2-15-2054	5,500,000	5,500,000
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (U.S. Bank N.A. SPA)ø	4.10	4-1-2054	16,500,000	16,500,000
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2046	3,000,000	2,842,511
Wisconsin HEFA Ascension Health Credit Group Series A	4.50	11-15-2039	9,925,000	9,967,277
Wisconsin HEFA Ascension Health Credit Group Series A	5.00	11-15-2035	12,000,000	12,330,622
Wisconsin HEFA Ascension Health Credit Group Series B2	4.00	11-15-2043	5,000,000	4,971,263
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2041	1,315,000	1,432,972
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2042	2,000,000	2,174,081
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2043	3,540,000	3,832,316
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50	12-1-2052	2,000,000	2,238,077
Wisconsin HEFA Children’s Hospital of Wisconsin Obligated Group	4.00	8-15-2050	5,000,000	4,796,115
Wisconsin HEFA Froedtert ThedaCare Health Obligated Group Series A	4.00	4-1-2041	6,000,000	6,032,102
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (BAM Insured)	5.25	2-15-2054	2,500,000	2,716,126
Wisconsin HEFA Marshfield Clinic Health System, Inc. Series A (Barclays Bank plc LOC)ø	4.15	2-15-2050	1,500,000	1,500,000
				76,833,462
Housing revenue: 0.48%
PFA Wilmington LLC (AGM Insured)	4.00	7-1-2025	920,000	922,778
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2026	1,360,000	1,400,152
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2027	1,675,000	1,755,510
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2028	2,025,000	2,155,795
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2029	2,190,000	2,337,075
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2030	2,300,000	2,448,329
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2031	1,415,000	1,503,605
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2048	16,775,000	17,234,497
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2053	5,000,000	5,124,853
State of Wisconsin Environmental Improvement Fund Revenue Series A	5.00	6-1-2033	3,420,000	3,470,051
				38,352,645
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 59

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.09%
PFA Customer Facility Charge-SA LLC Series A	5.00%	2-1-2042	$2,500,000	$2,621,656
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	4,000,000	4,188,560
				6,810,216
Miscellaneous revenue: 0.14%
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2037	1,600,000	955,554
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2038	1,600,000	909,454
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2045	14,715,000	5,960,945
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,084,548
				10,910,501
Tax revenue: 0.36%
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2043	20,205,000	21,070,770
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2048	6,910,000	7,106,124
Village of Mount Pleasant Tax Increment District No. 5 Series A (BAM Insured)	5.00	4-1-2048	650,000	670,587
				28,847,481
				223,165,221
Wyoming: 0.04%
Industrial development revenue: 0.04%
County of Lincoln PacifiCorpø	3.60	11-1-2024	3,060,000	3,060,000
Total municipal obligations (Cost $7,933,883,175)				7,938,057,410

Yield
Short-term investments: 0.29%
Commercial paper: 0.13%
County of Mercer	3.65	10-3-2024	10,000,000	10,000,040

			Shares
Investment companies: 0.16%
Allspring Government Money Market Fund Select Class♠∞##		4.86	13,049,599	13,049,599
Total short-term investments (Cost $23,049,599)				23,049,639
Total investments in securities (Cost $7,956,932,774)	99.90%			7,961,107,049
Other assets and liabilities, net	0.10			8,132,733
Total net assets	100.00%			$7,969,239,782

See accompanying notes to portfolio of investments
60 | Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments
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Portfolio of investments—September 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,717,252	$163,314,682	$(155,982,335)	$0	$0	$13,049,599	13,049,599	$93,200
See accompanying notes to portfolio of investments
62 | Allspring Municipal Bond Fund

Notes to portfolio of investments—September 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$7,937,825,910	$231,500	$7,938,057,410
Short-term investments
Commercial paper	0	10,000,040	0	10,000,040
Investment companies	13,049,599	0	0	13,049,599
Total assets	$13,049,599	$7,947,825,950	$231,500	$7,961,107,049
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
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